LOANUID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
100269	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Note Missing [3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	NO		Rate/Term Refi	Investment Property	67.53	67.53
100270	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan				Purchase	Second Home	80	90	46.07
100272	3	3	[3] MI Missing		2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	85.92	85.92	43.47
100273	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $425.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $556.80 which is not itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	80	90	12.19
100274	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	71.82	80	37.62
100275	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	100	37.33
100276	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Construction To Perm	Owner Occ	60.76	60.76
100277	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Purchase	Owner Occ	80	80	32.12
100278	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	80	89.29	36.14
100279	3	3	[3] Mortgage/DOT Incomplete [3] Mortgage/DOT Not Notarized [3] Missing Title Evidence [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information. Mortgage incomplete due to not being signed by the borrower.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	57.5	85.95	66.88
100280	1	1			1					Purchase	Owner Occ	79.48	94.99	38.9
100282	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Banker Disclosure				Rate/Term Refi	Owner Occ	80	80	11.71
100283	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	90	90	59.15
100284	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	80	80	32.26
100286	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.125 [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing	APR under disclosed by .1590 which exceeds the .125 tolerance. Finance charges under disclosed by $18,096.55 which exceeds the $100 tolerance for purchase transactions. Unable to determine reason for under disclosure due to missing itemization of amount financed. Note, page 2 of the final HUD reflects an appraisal fee in the amount of $18,100 which is unreasonable, therefore, included in the finance charge calculation. There is an application credit in the amount of $18,100, however, there is no application fee charged on the HUD, therefore, credit was applied to non-APR fees first.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	71.43	71.43	23.25
100287	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing	Finance charges under disclosed by $355 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 208 of the HUD for $10,000 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	32.95
100289	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Second Home	66.67	66.67	26.5
100290	3	1			3	[3] ROR Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	95	35.29
100291	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor				Rate/Term Refi	Owner Occ	54.25	54.25	23.57
100292	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	ROR executed by borrowers 01/29/2008 with expiration of rescission period noted as 02/01/2008. HUD reflects a funding date of 01/XX/2008, prior to the rescission period expiration date, and 3 days of interest was collected which coincides with a 01/29/2008 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	47.99
100293	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Origination Disclosure				Rate/Term Refi	Second Home	73.03	96.63	40.23
100294	3	3	[3] MI Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	90	90	49.3
100295	2	1			2	[2] State - Missing Interest Rate Disclsoure [2] State - Pre-Application Disclosure Statement				Purchase	Owner Occ	80	80	36.66
100296	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90.31	90.31	45.24
100297	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	80	80
100298	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	85.11	85.11
100299	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	75	100
100301	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing MD Finance Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $315.55 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	85	40.66
100303	3	3	[3] Missing Title Evidence		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	66.9	66.9	47.47
100304	2	1			2	[2] Initial TIL Missing				Purchase	Owner Occ	78.09	78.09	26.8
100305	3	3	[3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	80	89.99	36.95
100306	3	3	[3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Missing Title Evidence	Mortgage incomplete due to missing notary signature date and signature from borrowers.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing signed Notice of Mortgage Broker Fee [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.02	87.97	27.77
100309	2	1			2	[2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	78.95	93.75
100311	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Anti-Coercion Notice	Finance charges under-disclosed by $846.49 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 205 of the HUD for $1,000 which is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	28.78	28.78	30.82
100312	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80.01	90.01	39.8
100313	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Choice of Settlement Agent Disclosure				Purchase	Second Home	80	94.76	41.55
100314	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	60	69.33	37.99
100316	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	76.89	86.5	33.1
100317	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	66.2	66.2	45.42
100318	1	1			1					Purchase	Owner Occ	70	70	43.9
100319	2	1			2	[2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	80	80	43.95
100320	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement				Rate/Term Refi	Owner Occ	80	95	36.84
100321	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	80	89.95	31.23
100324	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	70	89.89	33.67
100325	3	3	[3] Initial Application Unsigned		1					Rate/Term Refi	Owner Occ	65.64	74.73	40.64
100326	1	1			1					Purchase	Owner Occ	80	80	36.02
100327	1	1			1					Cashout Refi	Owner Occ	68.28	68.28	7.17
100328	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Rate/Term Refi	Owner Occ	89.91	89.91	43.2
100329	3	3	[3] Credit Report Missing		2	[2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization				Purchase	Owner Occ	80	86.48	43.34
100330	3	3	[3] Credit Report Missing		2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	79.9	90	38.07
100331	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	100	44.63
100332	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	80	80	44.79
100333	3	3	[3] Final Application Missing		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	75.02	93.8	24.04
100334	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to scriveners error resulting in a notarization date of XXXX compared to an instrument date of XXXX.	2	[2] State - Missing Credit Agreeement/Rate Lock				Purchase	Owner Occ	80	80	47.87
100335	1	1			1					Purchase	Owner Occ	80	80	39.18
100336	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	41.22
100337	1	1			1					Purchase	Owner Occ	79.99	100	33.55
100338	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	80	95	45.42
100339	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Investment Property	78.21	90	36.52
100340	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure				Purchase	Owner Occ	80	89.9	36.73
100341	3	3	[3] Missing Initial Application		1					Purchase	Owner Occ	65.05	65.05	59.76
100342	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	1					Rate/Term Refi	Owner Occ	80	95	49.91
100343	2	1			2	[2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	95	40.1
100344	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to Notary date being incomplete.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	80	80	13.34
100345	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	78.43	78.43	38.22
100346	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Interest rate Lock/Float Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $267.50 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	80	80	13.19
100347	3	3	[3] Escrow Holdback	HUD line 1305 reflect escrow pad for $9000.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Originator Disclosure				Rate/Term Refi	Owner Occ	78.73	78.73	27.94
100348	3	3	[3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	80	95	26.8
100349	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Loan Brokerage Disclosure Statement				Purchase	Owner Occ	80	95	47.06
100350	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	46.2
100351	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure				Purchase	Owner Occ	79.81	89.79	55.19
100352	1	1			1					Rate/Term Refi	Owner Occ	64.29	82.14	30.99
100353	1	1			1					Purchase	Owner Occ	80	80
100354	3	3	[3] Credit Report Missing		1					Purchase	Owner Occ	80	80	41.36
100355	3	1			3	[3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure	The Note reflects P&I of $3791.67 and the TIL reflects an initial P&I of $2041.67. Discrepancy appears to be document error.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.38	69.38	51.78
100357	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Second Home	77.33	91.83	28.01
100358	2	1			2	[2] State - Missing Rate Lock				Purchase	Owner Occ	65	80	49.44
100359	2	1			2	[2] Credit Score Disclosure Not Present				Rate/Term Refi	Owner Occ	80	89.17	29.36
100360	3	3	[3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Choice of Settlement Agent Disclosure				Purchase	Owner Occ	78.2	78.2
100363	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Rate Lock [2] Initial GFE Missing				Rate/Term Refi	Second Home	78.93	93.73	32
100365	1	1			1					Rate/Term Refi	Second Home	80	95	8.69
100368	2	1			2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	92.11	38.57
100369	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	70.75	90	44.77
100370	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption				Purchase	Investment Property	36.36	36.36	55.14
100371	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice				Rate/Term Refi	Second Home	70	81.9	35.98
100372	3	3	[3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement				Purchase	Second Home	80	80
100374	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation				Purchase	Owner Occ	80	80	31.35
100375	3	3	[3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	86.13	92.68
100376	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	75	75	36.98
100377	2	1			2	[2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Initial GFE Missing [2] Initial TIL Missing [2] Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage				Purchase	Owner Occ	80	94.99	39.86
100379	2	1			2	[2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	44.44	44.44	26.66
100380	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Refinance Dislcosure [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	89.99	42.8
100381	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Lock In Agreement				Purchase	Owner Occ	73.05	73.05	36.57
100382	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Estimated [2] Credit Score Disclosure Not Present [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $103.73 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. HUD in file is a Stamped CTC estimated copy.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	89.99	42.91
100384	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	39.47	39.47	25.86
100385	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.99	89.99	50.88
100386	3	3	[3] Mortgage/DOT Incomplete [3] Escrow Holdback	HUD line 104 reflects an escrow holdback for pool of $62,025.00 and HUD line 105 reflects an escrow holdback for $13,394.91 for landscaping. Escrow agreement is in file. Mortgage incomplete due to reflecting a notary date of XXXX, however the loan originated XXXX.	2	[2] State - Missing Application Disclosure / Advance Fee Agreement				Purchase	Owner Occ	75.81	75.81
100387	2	1			2	[2] State - Missing Cover Page / Social Security Disclosure				Cashout Refi	Owner Occ	71.22	71.22	33.24
100388	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Loan Agreement Rider	Finance charges under disclosed by $169.35 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	39.23
100389	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure

										Cashout Refi	Owner Occ	21.95	21.95	36.99
100390	1	1			1					Purchase	Second Home	80	80	44.87
100391	3	3	[3] Note Incomplete	Note incomplete due to missing the signature page.	1					Rate/Term Refi	Second Home	72.84	72.84	31.47
100392	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application				Purchase	Owner Occ	80	89.97	43.71
100393	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	32
100394	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Rate/Term Refi	Owner Occ	73.33	94.86
100396	3	3	[3] MI Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	86.72	86.72	54.81
100397	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	71.74	84.95	45
100398	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Net Tangible Benefit Worksheet				Purchase	Owner Occ	80	90	52.01
100399	2	1			2	[2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Cashout Refi	Owner Occ	60	60	23.07
100400	3	3	[3] MI Missing		1					Rate/Term Refi	Owner Occ	83.73	83.73	53.56
100401	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $309.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	75	75
100403	3	3	[3] MI Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Oral Agreement Notice [2] State - Missing Notice of Right to Cancel Private Mortgage Insurance				Purchase	Owner Occ	90	90	38.44
100404	1	1			1					Cashout Refi	Owner Occ	60.38	60.38	59
100405	3	3	[3] MI Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination date.	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure

										Rate/Term Refi	Owner Occ	84.29	89.99	51.28
100406	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice				Cashout Refi	Owner Occ	70	70	41.91
100407	2	1			2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	56.58	56.58	19.54
100408	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	80	80	41.06
100409	3	3	[3] Missing Title Evidence		1					Rate/Term Refi	Owner Occ	71.43	71.43	34.21
100410	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	89.99	30.76
100411	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $179.94 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 217 of the HUD for $805 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	77.89	77.89	14.51
100412	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure				Purchase	Owner Occ	90	90	52.45
100413	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Second Home	74.99	74.99	17.02
100414	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure				Purchase	Second Home	80	80	41.9
100415	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	89.84	89.84	50.27
100417	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	89.99	89.99	49.17
100419	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	89.99	30.29
100420	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	50	75	25.01
100421	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to being completed 1/3/2008, however, Appraiser's license expired 12/31/2007.	2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure				Purchase	Owner Occ	80	89.99	32.26
100422	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	90	90	53.87
100423	3	3	[3] MI Missing		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	84.84	84.84	48.1
100424	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	85	85	24.75
100425	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	75	75	39.43
100426	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	64.43	64.43	34.3
100427	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	67.58	70.74
100428	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	89.98	89.98	49.37
100429	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Automated Valuation Model Notice [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure				Rate/Term Refi	Owner Occ	80	94.93	58.06
100430	2	1			2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	65.27	81.59	42.36
100431	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	90	90	51.52
100432	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75.76	75.76	39.93
100433	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	66.34	84.69	47.08
100434	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Rate/Term Refi	Owner Occ	76.92	84.62	39.22
100435	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	36.68
100436	3	3	[3] Final Application Missing [3] MI Missing		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	89.99	89.99	44.48
100437	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	80	89.98	37.97
100438	3	3	[3] MI Missing		1					Rate/Term Refi	Owner Occ	85	95	49.73
100439	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Purchase	Second Home	75	75	14.88
100440	3	3	[3] Missing Initial Application		1					Purchase	Investment Property	80	80	51.82
100441	3	3	[3] Missing Initial Application		2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure

										Purchase	Owner Occ	80	89.99	22.89
100442	3	3	[3] MI Missing [3] Escrow Holdback	HUD Line 1306 withhold to pool for $51,325.00 and line 1307 withhold to flooring for $31,058.00. Escrow agreements in loan file.	2	[2] State - Missing Cover Page / Social Security Disclosure				Purchase	Owner Occ	88.96	88.96	36
100443	3	3	[3] MI Missing		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	84.73	89.27	42.81
100444	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Cover Page / Social Security Disclosure				Purchase	Second Home	80	80	34.28
100445	3	3	[3] Missing Initial Application		1					Purchase	Owner Occ	68.03	89.99	23.66
100446	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	90	90	50.43
100447	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Rate/Term Refi	Owner Occ	55.94	55.94	33.03
100448	3	3	[3] MI Missing		2	[2] Credit Score Disclosure Not Present				Rate/Term Refi	Owner Occ	82.11	82.11	49.12
100450	2	1			2	[2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	90	30.2
100451	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	79.93	79.93	35.21
100452	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination date.	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure

										Purchase	Owner Occ	72.73	89.96	34.19
100453	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application				Purchase	Owner Occ	80	80	46
100454	2	1			2	[2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	75	75	39.7
100455	2	1			2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80	15.19
100456	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Choice of Attorney disclosure				Purchase	Second Home	80	90	38.19
100457	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure				Cashout Refi	Owner Occ	25	37.5	36.79
100458	2	1			2	[2] State - Missing Notice of Residential Mortgage Loan Applicants [2] Missing ME Net Tangible Benefit Worksheet [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	66.67	66.67	46.32
100459	3	3	[3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $5,103.32 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 219 of the HUD for $5,179.77 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.9	89.9	40.59
100460	2	1			2	[2] State - Missing Credit Agreeement/Rate Lock				Purchase	Owner Occ	80	80	40.85
100461	2	1			2	[2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	79.94	89.9	40.38
100462	1	1			1					Rate/Term Refi	Owner Occ	59.46	59.46	41.47
100463	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Pre-Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	26.88
100464	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Title Protection Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	73.32	85	37.32
100465	3	3	[3] Escrow Holdback	HUD line 811 reflects $45,000 escrow hold back for construction. Escrow agreement is not in file.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	75	75	26.66
100467	3	3	[3] Credit Report Missing		2	[2] State - Missing Lock In Agreement				Purchase	Owner Occ	79.9	79.9	36.53
100468	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Second Home	80	80	22.95
100469	3	3	[3] MI Missing		1					Rate/Term Refi	Owner Occ	88.5	88.5	41.02
100470	1	1			1					Cashout Refi	Owner Occ	80	80	46.62
100471	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Appraisal Notice				Purchase	Owner Occ	80	80	44.99
100472	2	1			2	[2] State - Missing Right to Choose Insurance Provider				Purchase	Owner Occ	50.1	75.14	34.92
100473	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $450 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	89.99	37.34
100474	3	3	[3] MI Missing		1					Purchase	Owner Occ	90	90	38
100475	1	1			1					Rate/Term Refi	Owner Occ	72.6	72.6	36.73
100476	1	1			1					Purchase	Owner Occ	80	80	37.45
100477	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Second Home	75	75	42.735
100478	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	37.73
100479	3	3	[3] MI Missing		1					Purchase	Owner Occ	89.04	89.04	49
100480	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement				Purchase	Second Home	80	80	23.61
100481	3	3	[3] Missing Initial Application		1					Cashout Refi	Owner Occ	70.4	85	37.99
100482	1	1			1					Cashout Refi	Owner Occ	75	86.83	37.7
100483	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	89.99
100484	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure				Purchase	Owner Occ	80	80	35.76
100485	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	80	80	46.2
100486	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	80	80	30.81
100487	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $1,225 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	64.44	64.44	35.65
100488	3	3	[3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Owner Occ	80	89.9	44.71
100489	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	ROR executed by borrowers 2/25/2008 with expiration of rescission period noted as 2/29/2008. HUD reflects a funding date of 2/XX/2008, equal to the rescission period expiration date, and 1 day of interest was collected which coincides with a 2/29/08 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	68.6	68.6	25.57
100490	3	1			3	[3] HUD-1 Incomplete	HUD in file is not executed by borrower or certified by settlement agent.	NO		Purchase	Owner Occ	80	80	14.31
100491	3	3	[3] Missing Initial Application		2	[2] State - Missing Disclosure of Terms of Mortgage Application				Cashout Refi	Owner Occ	75	85	28.24
100492	2	1			2	[2] Initial TIL Missing				Purchase	Owner Occ	80	89.99	35.03
100493	2	1			2	[2] State - Missing Application Disclosure / Advance Fee Agreement				Rate/Term Refi	Owner Occ	65.26	65.26	40.88
100496	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	80	89.99	36.55
100497	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation				Purchase	Owner Occ	90	90	36.35
100498	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	69.52	75	43.51
100499	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	30.97
100500	3	1			3	[3] TIL Incomplete [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL incomplete due to not being signed or dated by the borrower.	TESTED		Rate/Term Refi	Owner Occ	37.04	58.98
100501	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	34.53
100502	2	1			2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Tangible Net Benefit Disclosure				Cashout Refi	Owner Occ	69.6	89.92	18.09
100503	1	1			1					Rate/Term Refi	Second Home	71.69	71.69	41.42
100504	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	57.14	89.71	20.91
100505	1	1			1					Rate/Term Refi	Owner Occ	80	89.99	18.63
100506	2	1			2	[2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.68	79.68	39.2
100507	3	3	[3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial GFE Missing [2] Initial TIL Missing	TIL incomplete due to not being executed by borrower.	TESTED		Rate/Term Refi	Owner Occ	72.73	87.31	47.06
100508	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Second Home	75	89.99	43.71
100509	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $144.68 which exceeds the $35 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	90	38.44
100510	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure				Rate/Term Refi	Owner Occ	80	90	29.52
100511	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	35.84
100512	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice				Purchase	Second Home	78.28	78.28	30.07
100513	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Purchase	Owner Occ	80	89.99	37.38
100514	3	3	[3] Final Application Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.25	69.44	31.13
100515	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	68.18	68.18	40.89
100516	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	30.61	30.61	18.54
100517	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement				Purchase	Owner Occ	95	95	17.72
100518	1	1			1					Cashout Refi	Owner Occ	57.9	57.9	44.42
100519	2	1			2	[2] State - Missing Interest rate Lock/Float Disclosure				Rate/Term Refi	Owner Occ	70.73	89.63	32.66
100520	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Tangible Net Benefit Disclosure				Purchase	Owner Occ	63.49	79.37	36.07
100521	2	1			2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Junior / Subordinate Lien Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75	89.72	37.92
100523	3	3	[3] MI Missing		2	[2] Credit Score Disclosure Not Present				Purchase	Owner Occ	85	85	43.22
100524	3	3	[3] Missing Initial Application		1					Rate/Term Refi	Second Home	70.26	70.26
100525	3	3	[3] Missing Initial Application		1					Cashout Refi	Owner Occ	60.6	60.6	44.02
100526	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.05	72.05	38.02
100527	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	74.07	74.07	40.29
100529	1	1			1					Purchase	Owner Occ	75	89.9	26.29
100530	3	3	[3] Credit Report Missing		2	[2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet				Rate/Term Refi	Owner Occ	75	75	44.99
100531	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Rate/Term Refi	Owner Occ	75.76	75.76	35.26
100532	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Tangible Net Benefit Disclosure	Finance charges under disclosed by $214 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	59.77	59.77	44.65
100533	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	80	80	33.92
100534	2	1			2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing				Purchase	Second Home	75	75	43.2
100536	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	75	75	32.5
100537	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	23.62
100538	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80	41.45
100539	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $125 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.7	78.7	45
100540	3	1			3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure

							Finance charges under disclosed by $988.79 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.67	88.44	36.61
100542	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure				Rate/Term Refi	Investment Property	34.72	34.72	16.96
100543	3	3	[3] Initial Application Incomplete	Incomplete Initial Application due to missing origination entity information	2	[2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	69.68	89.67	34.03
100544	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	89.99	41.18
100545	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Interest Rate Lock/Float Information [2] State - Missing Oral Agreement Notice [2] State - Missing Lock In Agreement [2] State - Missing Information About Your Lender Notice				Purchase	Owner Occ	76.67	76.67	44.77
100547	2	1			2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	75	80	34.1
100548	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Lock In Agreement				Purchase	Second Home	74.91	74.91	44.54
100549	3	3	[3] MI Missing		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	89.99	89.99	43.76
100550	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Second Home	80	80	18.43
100551	3	3	[3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3
[3]   HUD-1 Estimated
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing

							HUD in file is a signed estimated copy. Fees were captured.	YES		Cashout Refi	Owner Occ	64.94	64.94	34.77
100552	1	1			1					Rate/Term Refi	Owner Occ	79.66	84.75	32.26
100553	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	78.43	78.43	32.33
100554	2	1			2	[2] State - Missing Borrower Information Document [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	65	65	27.07
100555	3	3	[3] MI Missing		1					Purchase	Owner Occ	90	90	39
100556	2	1			2	[2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Home Equity Loan Disclosure				Rate/Term Refi	Owner Occ	76.27	89.91	38.18
100557	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	75	85	26.27
100558	3	3	[3] Initial Application Incomplete	Final application incomplete due to missing origination entity information.	1					Purchase	Second Home	75	75	29.67
100559	1	1			1					Purchase	Owner Occ	80	86.35	44.2
100560	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Right to Choose Insurance Provider				Purchase	Second Home	79.97	89.92	34.92
100561	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	76.92	89.99	31.07
100562	3	3	[3] Mortgage/DOT Incomplete	The notary did not indicate the date and year borrower's signed the document.	2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	19.96
100563	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	60	69.26	29.31
100564	3	3	[3] Credit Report Missing [3] MI Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 12/20/2007, loan originated XX/XX/XXXX.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Prepayment penalty disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $83.63 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 811 of the HUD for $150 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.84	89.84	36.15
100565	2	1			2	[2] State - Missing Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Junior / Subordinate Lien Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	66.36	84.55	37.31
100566	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	75	89.99	34.55
100567	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to county on mortgage reflects XXXX and the county on legal description reflects XXXX.	1					Cashout Refi	Owner Occ	79.73	79.73
100568	2	1			2	[2] State - Missing Application Disclosure / Advance Fee Agreement				Purchase	Owner Occ	80	80	36.25
100569	1	1			1					Cashout Refi	Owner Occ	58.82	58.82	32.99
100570	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $4981.63 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	59.46	59.46	40.69
100571	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Second Home	80	80	39.88
100572	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $6695 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	89.94	32.33
100573	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	85	85	28.46
100574	3	3	[3] Initial Application Unsigned		2	[2] State - Missing Choice of Insurance Disclsoure				Purchase	Owner Occ	67.15	89.9	44.47
100575	2	1			2	[2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	73.62	73.62	14.07
100576	2	1			2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Second Home	75	84.98	30.14
100577	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Second Home	65	65	35.05
100578	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $189.91 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	37.87
100579	3	3	[3] Missing Initial Application		1					Purchase	Second Home	71.43	75	38.83
100581	1	1			1					Purchase	Second Home	70	70	42.08
100582	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	75	75	35.74
100583	2	1			2	[2] State - Missing Interest rate Lock/Float Disclosure				Purchase	Owner Occ	80	89.2	54.97
100584	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	70	85	13.09
100585	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	39.59
100587	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	36.93
100588	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.36	78.36	42.77
100589	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider				Purchase	Owner Occ	70.25	70.25	28.7
100590	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit				Cashout Refi	Owner Occ	47.06	47.06	29.23
100591	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Purchase	Owner Occ	75	85	40.1
100592	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	73.45	73.45	40.04
100593	3	3	[3] Application Incomplete [3] Mortgage/DOT Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information. Mortgage incomplete due to missing notary signature date.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under disclosed by $200.01 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing protection letter fee of $25, a recording/release service fee of $275 partially offset by an itemized closing settlement fee of $100 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	67.53	67.53	14.92
100594	2	1			2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	80	100	40.01
100595	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	80	80	33.71
100596	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	80	80	43.506
100597	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $905.49 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	61.54	89.9	22.089
100598	1	1			1					Rate/Term Refi	Second Home	47.13	47.13	21.251
100599	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	79.98	89.96	21.598
100600	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	80	85	27.76
100601	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Broker Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Missing				Purchase	Owner Occ	80	100	27.535
100602	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	41.538
100603	3	1			3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is executed by borrower however is not certified by the settlement agent.	NO		Rate/Term Refi	Second Home	87.15	87.15	38.428
100604	2	1			2	[2] State - Missing Choice of Insurance Disclsoure				Rate/Term Refi	Owner Occ	80	89.26	34.122
100606	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	37.81	37.81	32.43
100607	2	1			2	[2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Purchase	Owner Occ	76.21	76.21	28.45
100608	2	1			2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	89.03	51.26
100609	3	3	[3] MI Missing		3	[3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL is executed by borrower at closing; however reflects estimated APR, finance charge, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	90	90	36.667
100610	3	1			3	[3] ROR Incomplete [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Application Disclosure / Advance Fee Agreement	ROR incomplete due to missing right to cancel expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	77.6	77.6	28.48
100611	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	74.46	95.89	35.26
100612	3	3	[3] Final Application Missing		2	[2] State - Missing Disclosure of Facts Material to the Borrower's Decision, Rights or Interests [2] State - Missing Disclosure of Mortgage Loan Compensation [2] State - Missing Disclosure of Loans that Borrower Qualifies For [2] State - Missing Mortgage Loan Summary				Purchase	Owner Occ	80	100	28.32
100614	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing				Purchase	Owner Occ	90	90	47.63
100615	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	79.5	79.5	47.4
100616	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Credit Agreeement/Rate Lock				Purchase	Second Home	80	95	41.18
100617	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	63.8	63.8	19.36
100618	1	1			1					Cashout Refi	Owner Occ	54.42	59.69	46.05
100619	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure / Advance Fee Agreement				Rate/Term Refi	Second Home	80	80	35.885
100620	3	3	[3] Final Application Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	80	100	46.88
100621	1	1			1					Purchase	Owner Occ	80	100	47.42
100622	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to missing notary acknowledgment date.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application				Purchase	Owner Occ	80	100	34.74
100623	2	1			2	[2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	80	94	44.18
100624	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	79.94	79.94	29
100625	3	3	[3] MI Missing		2	[2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	90	90
100626	3	3	[3] Credit Report Incomplete	Credit report incomplete due to missing the XXXX scores.	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	75	75	48.91
100627	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Mortgage Broker Agreement [2] State - Missing Written Acknowledgement of Delivery of the Note				Purchase	Owner Occ	64.76	64.76	27
100628	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Second Home	75	89.97	49
100629	3	1			3	[3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Late charge fee of 5% exceeds the max allowed of 4% for the state of Mississippi.			Purchase	Investment Property	79.99	94.97	39.53
100630	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Purchase	Owner Occ	80	100	41.601
100631	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	47.46
100632	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $235.19 which exceeds the $100.00 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. There is a lender credit on line 814 of the HUD for $1500 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	17.63
100633	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	67.3	67.3	44.793
100634	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial TIL Missing				Purchase	Owner Occ	80	90	44.837
100635	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	40.33
100636	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	90	47.591
100637	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.81	89.79	43.279
100638	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	77.78	77.78	40.95
100639	3	1			3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							Finance charges under disclosed by $120.31 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.66	78.66	29.28
100640	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing				Purchase	Owner Occ	80	100	36.399
100641	2	1			2	[2] State - Missing Broker Agreement [2] State - Missing Loan Brokerage Disclosure Statement				Rate/Term Refi	Owner Occ	80	80	37.63
100642	3	1			3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Notice of Right to Select Attorney	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	86.67	95	42
100643	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	51.05	80	55.65
100644	3	3	[3] MI Missing		2	[2] State - Missing MD Finance Agreement [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet				Rate/Term Refi	Owner Occ	89.72	89.72	7.54
100645	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	72.22	95	41.44
100647	3	3	[3] MI Missing		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	81.31	89.97	20.62
100649	2	1			2	[2] State - Missing Licensee Information or Affidavit of Exemption				Purchase	Owner Occ	79.98	89.96	36.2
100650	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	76	76	56.1
100651	3	1			3	[3] HUD-1 Incomplete [3] TIL Incomplete	Final HUD not executed by the borrower or certified by the settlement agent. Final TIL incomplete due to missing borrower signature and page 2 of 2.	NO		Purchase	Owner Occ	80	89.99	23.03
100652	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Second Home	80	80	26.98
100653	1	1			1					Purchase	Owner Occ	80	80	27.33
100654	3	3	[3] MI Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing				Purchase	Owner Occ	90	90	38.51
100655	3	3	[3] MI Missing		1					Purchase	Owner Occ	95	95	40.65
100656	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	65	65	29.62
100657	3	3	[3] MI Missing		3	[3] HUD-1 Incomplete [2] State - Missing Borrower's Choice of Attorney Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD reflects a funding date of 1/28/2007; however, loan funded 01/XX/2008.	TESTED		Rate/Term Refi	Owner Occ	94.85	94.85	41.39
100658	2	1			2	[2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Purchase	Owner Occ	80	80	42.18
100659	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Lock In Agreement				Purchase	Owner Occ	80	80	45.55
100660	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	75	80	50.12
100661	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure				Purchase	Owner Occ	75	75	45
100662	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement				Purchase	Owner Occ	80	90	33.1
100664	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	76.14	76.14	37.148
100665	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	52.19	64.69	30.33
100666	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	75	75	59.119
100667	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $6189.67 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $200, a construction interest fee of $4507.19, a credit from construction fee of $1410 and a misc expence fee of $75 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	73.33	73.33	12
100668	3	3	[3] Final Application Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] State - Missing Mortgage Broker Fee Agreement for Financial Services [2] Initial TIL Missing				Purchase	Second Home	80	80
100669	3	3	[3] MI Missing		2	[2] State - Missing Residential Mortgage Loan Originator Disclosure				Purchase	Owner Occ	85	85	50.14
100670	2	1			2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure				Rate/Term Refi	Owner Occ	80	80	33
100671	3	3	[3] MI Missing		2	[2] State - Missing Domestic Partnership Affidavit				Purchase	Owner Occ	89.74	89.74	45.5
100672	2	1			2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	76.92	76.92	54.67
100673	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Second Home	66.88	66.88	48.42
100674	3	1			3	[3] TIL Incomplete [3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL is executed by borrower at closing; however reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures. The Note reflects P&I of $813.87 and the TIL reflects an initial P&I of $842.94 . Discrepancy appears to be due document error on TIL as note reflects an interest rate of 7% and the TIL is reflecting an interest rate of 7.25%.	NO	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Second Home	76.18	76.18	35.805
100675	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Investment Property	79.47	79.47	37.2
100676	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	80	89.99	47.87
100677	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Incomplete final application due to missing origination entity information. Incomplete initial application due to missing origination entity information.	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing				Rate/Term Refi	Second Home	80	89.09	63.99
100678	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	59.6	59.6
100679	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	80	80	44.04
100680	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.75	68.75	38.63
100681	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	89.99	47.2
100682	2	1			2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	80	86.47	44.58
100683	3	3	[3] MI Missing [2] Only Preliminary Title in File		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	90	90	29.55
100684	1	1			1					Purchase	Owner Occ	75	75	25.89
100685	2	1			2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	39.535
100686	1	1			1					Purchase	Owner Occ	67.8	80	51.24
100687	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	63.47	66.24	36.66
100688	3	3	[3] Missing Initial Application		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	TIL incomplete due to missing borrower signature page.	TESTED		Rate/Term Refi	Owner Occ	80	90	39.27
100689	2	1			2	[2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints				Purchase	Second Home	80	80	59.69
100690	1	1			1					Purchase	Owner Occ	80	80	36
100691	3	3	[3] MI Missing [3] Escrow Holdback [3] Missing Initial Application	HUD line 1308 reflects and estimated improvement levy (hold) for $5348.58. Escrow agreement is not in loan file.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Mortgage Broker Agreement [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	88.47	88.47	46.34
100692	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	36.11	36.11	41.17
100693	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	80	80	36.23
100694	3	3	[3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice	Finance charges under disclosed by $245.51 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	48.32
100695	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $562.15 which exceeds the $35 tolerance for refinance transactions. TIL itemization reflects interim interest of $3739.73 and the HUD reflects interim interest of $4062.50. TIL itemization reflects a closing fee of $250.00 and the HUD reflects a closing fee of $550.00. TIL itemization did not disclose a MERS fee of $3.95, a flood certification fee of $28 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	69.77	69.77	42.591
100696	3	3	[3] MI Missing		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	90	90	33.36
100698	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	71.82	77.68	31.5
100699	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	65.03	65.03	36.75
100700	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application				Purchase	Owner Occ	80	80	27.05
100701	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	75	75	43.22
100702	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Incomplete Final Application due to missing origination entity information. Incomplete Initial Application due to missing origination entity information.	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer				Purchase	Owner Occ	80	80	29.31
100703	2	1			2	[2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.6	79.6	37
100704	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	90	25
100705	3	3	[3] Credit Report Incomplete	Credit report incomplete due to missing the XXXX scores.	2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider				Purchase	Owner Occ	80	80	44.81
100706	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $395.04 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $30 and a closing attorney fee of $500 partially offset by an itemized C/A settlement fee of $100 and a C/A FEDX/Misc fee of $35 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	26.17
100707	3	3	[3] MI Missing		2	[2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure				Rate/Term Refi	Owner Occ	88.07	88.07	36
100708	2	1			2	[2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	80	36.04
100709	3	3	[3] MI Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Initial TIL Missing				Purchase	Owner Occ	90	90	34.37
100710	2	1			2	[2] State - Missing Notice of Consumers Right to Obtain a Security Freeze				Rate/Term Refi	Owner Occ	65.35	65.35	43.56
100711	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	80	80	38.9
100713	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	33.8
100714	2	1			2	[2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	80	80	40.64
100715	1	1			1					Purchase	Owner Occ	80	90	46.75
100716	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	66.67	66.67	36.08
100717	3	3	[3] Credit Report Missing		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Prepayment penalty disclosure [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	80	83.05	40.48
100718	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	65.13	65.13	37
100719	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing				Purchase	Owner Occ	80	80	41.647
100720	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Incomplete Application due to missing origination entity information. Incomplete Initial Application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $614.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing Attorney fee of $775 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	80	38.03
100721	2	1			2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75	75	30.296
100722	3	3	[3] Mortgage/DOT Not Notarized		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $4,261.28 which exceeds the $100 tolerance for purchase transactions. Technical error as Final TIL discloses Amount Financed as $846,107.37 while TIL itemization of amount financed discloses $841,911.31 as Amount Financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	66.02	66.02	44.88
100724	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							Finance charges under disclosed $522.18 which exceeds the $35 tolerance for refinance transactions. Itemization of amount financed shows the Interim Interest as $2406.24 whereas the HUD-1 lists $1503.90.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	78.24	49.79
100725	3	3	[3] MI Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	1					Purchase	Owner Occ	90	90	30.8
100727	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	78.93	78.93	44.66
100728	2	1			2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	89.95
100729	1	1			1					Rate/Term Refi	Owner Occ	75	75	37.17
100730	2	1			2	[2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure				Purchase	Owner Occ	67.74	67.74	28.85
100731	1	1			1					Purchase	Owner Occ	80	84.99	27.35
100732	2	1			2	[2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet				Rate/Term Refi	Owner Occ	75	75	40.29
100733	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.99	79.99	43.89
100734	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.19	79.19	38.9
100735	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Incomplete Final Application due to missing origination entity information. Incomplete Initial Application due to missing origination entity information	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	89.99	40.54
100736	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing

										Purchase	Owner Occ	79.92	79.92	35.912
100737	1	1			1					Purchase	Second Home	75	75	48.21
100738	3	3	[3] MI Missing		1					Purchase	Owner Occ	84.29	84.29
100739	2	1			2	[2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Purchase	Owner Occ	64.52	79.98	35.8
100740	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	68.97	68.97	36.9084
100741	3	3	[3] Final Application Missing [3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	80	90	44.43
100742	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	65	75	20.44
100743	3	3	[3] Credit Report Missing		2	[2] State - Missing required broker disclosure				Purchase	Owner Occ	72.61	87.26	13.17
100744	3	3	[3] MI Missing		2	[2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	85	85	43.41
100745	3	3	[3] Credit Report Missing [3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $385.03 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing attorney fee of $385 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	40.27
100746	3	3	[3] Final Application Missing		2	[2] State - Missing Amortization Information Disclosure				Purchase	Owner Occ	80	80	24.31
100747	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	83.33	83.33	35
100748	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Second Home	75	75	29
100749	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Second Home	75	75	32.13
100750	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	88.89	88.89	35.22
100751	1	1			1					Rate/Term Refi	Second Home	70	74.05	37.63
100752	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Impound Authorization Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	79.3	90.51	35.73
100753	2	2	[2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Initial GFE dated 05/31/2012 is not within 3 days of application 05/25/2012. Initial TIL dated 05/31/2012 is not within 3 days of application 05/25/2012 or the credit report that is dated 05/25/2012. Loan is originated and closed by XXXX.			Rate/Term Refi	Owner Occ	112.57	126.56
100754	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Impound Authorization Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Initial TIL dated 05/31/2012 is not within 3 days of application 05/25/2012 or the credit report that is dated 05/25/2012. Loan is originated and closed by XXXX.			Rate/Term Refi	Owner Occ	75.69	75.69
100755	3	3	[3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100% [2] Original LTV > 125%	Unable to determine net tangible benefit due to, missing previous note for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $530.34 which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 205 of the HUD for $1280 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.08	85.24
100756	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $859 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $1346 that is not itemized, therefore, applied to non-APR fees first		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75.71	100.68
100757	2	1			2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Loan is subject to IL Predatory Lending Database Program [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	84.72	95.8
100758	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	93.65	93.65
100759	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Initial TIL Missing [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	169.95	169.95
100760	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	80.85	90.8
100761	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $545.09 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 205 of the HUD for $3022.84 that is not itemized, therefore, applied to non-APR fees first		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	70.29	85.29
100762	3	3	[3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100%	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $534.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 205 of the HUD for $1890 that is not itemized, therefore, applied to non-APR fees first		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	81.47	87.22
100763	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing the XXX credit score.	2	[2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage				Rate/Term Refi	Investment Property	124.45	124.45
100765	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing the XXX credit scores.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Increase in 10% tolerance fees exceeds 10% [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit	Finance charges under disclosed by $624 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $3698.50 that is not itemized, therefore, applied to non-APR fees first. HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $3072.60 and the total collected was $3698.50, resulting in an increase of $625.90 or 20.37%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Rate/Term Refi	Owner Occ	81.23	81.23
100767	3	3	[3] Mortgage Missing [2] Combined Orig LTV >100%		3	[3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] Originator not authorized to represent origination company with a Federal Registration NMLS license [2] Originator's Federal Registration NMLS License Status is Inactive [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $1006.21 which exceeds the $35 tolerance for refinance. There is a lender credit on line 205 of the HUD for $2,681.33 that is not itemized, therefore, applied to non-APR fees first. ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used. The Loan Originator, XXXX, had an inactive Federal Mortgage Loan Originator license at time of origination. The Originator XXXX was not authorized to conduct business for XXXX at the time of origination. NLMS website reflects an end date of 07/31/2012.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

										Rate/Term Refi	Owner Occ	75.99	90.72
100768	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Tangible Net Benefit Disclosure [2] Originator's NMLS ID not listed on Federal Registry's website [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $297.92 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $1085 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	103.49	103.49
100769	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	91.15	91.15
100770	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	103.76	103.76
100771	3	3	[3] Mortgage/DOT Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Mortgage incomplete due to incorrect notary date. Date is captured as XXXX, however it should be XXXX.	2	[2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	78.86	88.76
100772	3	3	[3] Mortgage/DOT Incomplete [3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100% [2] Original LTV > 125%	Mortgage incomplete due to missing notary acknowledgment date. Unable to determine net tangible benefit due to missing previous note for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $545.48 which exceeds the $35 tolerance for refinance transactions. There is a lender credit on line 205 of the HUD for $2280.96 which is un-itemized, therefore, applied to no-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.83	78.83
100773	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	78.64	90.57
100774	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Originator not authorized to represent origination company with a Federal Registration NMLS license [2] Originator not Authorized to Conduct Business with a Federal Registration NMLS license [2] Originator's Federal Registration NMLS License Status is Inactive	XXXX NMLS license was inactive at time of origination. XXXX was not authorized to conduct business with a Federal Registration at time of origination. XXXX was not authorized to represent XXXX at time of origination.			Rate/Term Refi	Owner Occ	116.29	116.29
100775	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	92.24	100.24
100776	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	181.61	205.27
100777	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	143.59	180.97
100778	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $539 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1060 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.24	78.24
100779	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Initial GFE Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] Initial TIL Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	File does not contain any GFEs for review. Finance charges under disclosed by $624 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	84.98	84.98
100780	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing missing XXX scores.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice	Finance charges under disclosed by $93.29 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $1913.05 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	135.35	152.04
100782	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	130.2	130.2
100783	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Right to Select Attorney Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $432.71 which exceeds the $35.00 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $1153 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100.05	100.05
100787	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Second Home	78.91	78.91
100788	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing the XXX scores.	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	77.12	77.12
100789	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	86.92	111.47
100790	3	3	[3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100%	Unable to determine net tangible benefit due to, missing previous note; payoff statement for subject property does not reflect rate. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	100.34	100.34
100791	3	3	[3] Appraisal Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Appraisal incomplete due to missing recertification of value. Appraisal report dated 7/30/2012, loan originated XXXXX.	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $550.27 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $1,398 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	109.47	109.47
100792	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	126.91	126.91
100793	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	74.66	74.66
100794	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	155.73	155.73
100795	3	3	[3] Appraisal Incomplete [2] Original LTV > 125% [2] Combined Orig LTV >100%	Appraisal incomplete due to missing recertification of value. Appraisal report dated 9/24/2012, loan originated XXXX.	2	[2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	151.06	151.06
100796	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	255.25	255.25
100798	3	3	[3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100% [2] Original LTV > 125%	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	78.07	98.06
100799	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	122.55	122.55
100800	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Loan is subject to IL Predatory Lending Database Program [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	97.73	111.26
100801	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing the XXX scores.	1					Rate/Term Refi	Investment Property	192.83	192.83
100802	2	1			2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	88.89	88.89
100804	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	81.18	81.18
100806	3	3	[3] Appraisal Incomplete [2] Combined Orig LTV >100%	Appraisal incomplete due to missing recertification of value. Appraisal report dated 9/23/2012, loan originated XXXX.	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	115.8	115.8
100808	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing XXX credit scores.	2	[2] Originator's NMLS ID not listed on Federal Registry's website [2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	75.85	85.71
100811	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		1					Rate/Term Refi	Owner Occ	154.18	194.04
100812	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $621.01 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1,366.50 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	70.47	70.47
100813	3	3	[3] Mortgage/DOT Incomplete [2] Combined Orig LTV >100%	Mortgage incomplete due to missing notary date.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $549 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $2,690.72 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80.64	90.53
100814	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	71.95	71.95
100815	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	78.03	84.65
100816	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	127.28	147.97
100818	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	106.98	127.34
100819	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	80.96	90.8
100820	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	133.38	133.38
100821	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	118.75	118.75
100822	3	3	[3] Appraisal Incomplete [2] Combined Orig LTV >100%	Appraisal incomplete due to missing recertification of value. Appraisal report dated 10/3/2012, loan originated XXXXX.	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	104.7	124.7
100823	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	90.75	90.75
100824	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	75.14	86.57
100826	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $558.98 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 205 of the HUD for $4417.92 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	76.03	80.95
100827	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] State - Missing Application Disclosure / Advance Fee Agreement	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.69	84.29
100828	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	80.05	90.05
100830	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	81.06	91.11
100831	2	1			2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	79.98	89.95
100832	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	101.45	101.45
100834	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note for subject property. Borrower received $0 cash in hand at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $868.96 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $2623.80 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.15	89.32
100835	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $537.49 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 205 of the HUD for $960 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	95.38	95.38
100836	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	56.31	66.28
100837	3	3	[3] Credit Report Missing [3] Appraisal Incomplete [2] Combined Orig LTV >100%	Appraisal incomplete due to missing recertification of value. Appraisal report dated 9/18/2012, loan originated XXXXX.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	107.75	107.75
100838	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing the XXX scores.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing MD Finance Agreement [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $539 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $1309.50 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	73.97	73.97
100840	3	3	[3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100%	Unable to determine net tangible benefit due to missing previous note and payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing, and monthly payments are increasing.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	120.64	120.64
100841	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	81.02	81.02
100842	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	81.12	101.11
100843	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	74.65	74.65
100844	3	3	[3] Missing Initial Application [3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing the XXX scores.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	112.82	112.82
100845	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Pre-Application Dislcosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $ 671.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $7496.74 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Second Home	73.61	73.61
100848	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Interim Interest Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	91.2	91.2
100851	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Prepayment penalty disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	101.15	101.15
100852	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	80.08	94.9
100853	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	80.63	80.63
100855	2	2	[2] Combined Orig LTV >100%		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Agency to Receive Borrower Complaints [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Initial GFE dated 11/6/2012 is not within 3 days of application 10/29/2012.			Rate/Term Refi	Investment Property	103.84	103.84
100857	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $549 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 205 of the HUD for $1092.50 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	103.81	103.81
100858	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Impound Authorization Disclosure				Rate/Term Refi	Owner Occ	80.37	90.36
100859	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Impound Authorization Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	139.01	139.01
100861	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	88.59	88.59
100862	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Credit Score Disclosure Not Present [2] State - Missing Impound Authorization Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	76.24	83.31
100863	2	2	[2] Combined Orig LTV >100%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	114.21	114.21
100865	3	3	[3] Mortgage/DOT Incomplete [2] Combined Orig LTV >100%	Mortgage incomplete due to missing Georgia Waiver of Borrower's Rights Rider.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $829 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1181.50 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	106.42	106.42
100866	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Increase in 10% tolerance fees exceeds 10%	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $955 and the total collected was $1430.50, resulting in an increase of $475.50 or 49.79%.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Rate/Term Refi	Investment Property	139.96	149.87
100867	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Originator's NMLS ID not listed on Federal Registry's website
[2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14

							Finance charges under disclosed by $599 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine the under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1141.50 that is not itemized, therefore, applied to non-APR fees first. Originator's NMLS ID number on XXXX is listed as XXXX. The LO is listed under the NMLS website as XXXX.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	142.76	142.76
100870	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Impound Authorization Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	70.3	70.3
100871	2	1			2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	80.64	82.71
100872	2	1			2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file.			Rate/Term Refi	Second Home	61.09	61.09
100873	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing XXX credit scores.	2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure				Rate/Term Refi	Investment Property	94.49	94.49
100874	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Pre-Application Dislcosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	78.39	78.39
100875	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing XXX credit scores.	2	[2] State - Missing Impound Authorization Disclosure				Rate/Term Refi	Owner Occ	117.9	135.96
100876	3	3	[3] No Net Tangible Benefit To Borrower [2] Combined Orig LTV >100%	Unable to determine net tangible benefit due to, missing previous note for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Originator's NMLS ID not listed on Federal Registry's website [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Finance charges under disclosed by $497.97 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $837.30 that is not itemized, therefore, applied to non-APR fees first. Originator's NMLS ID number on XXXX is listed as XXXX. The LO is listed under the NMLS website as XXXX.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	101.83	101.83
100877	2	2	[2] Combined Orig LTV >100%		2	[2] Originator's NMLS ID not listed on Federal Registry's website [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Originator's NMLS ID or Name not on Federal Registry's website. The NMLS ID listed on the application belongs to XXXX			Rate/Term Refi	Owner Occ	101.45	101.45
100879	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Investment Property	111.56	132.22
100880	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Prepayment penalty disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	99.53	99.53
100881	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	133.56	133.56
100882	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	130.03	161.75
100883	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	144.91	144.91
100884	2	1			2	[2] State - Missing MD Finance Agreement [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Rate/Term Refi	Owner Occ	92.35	92.35
109765	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.09	98.09
109767	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Oral Agreements Notice on the Note [2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.24	78.24
109768	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Note Incomplete [3] Missing Initial Application [3] Missing T-42.1 Endorsement (TX Home Equity Loans)	Missing T-42.1 Endorsement. The T-42.1 endorsement is a supplemental coverage that provides protection/insurance of compliance with certain provisions applicable to TX50(a)(6) Home Equity loans. While there is no regulatory requirement, this endorsement is generally required by lenders and assignees of TX Home Equity loans (including FNMA). Note incomplete due to missing complete subject property address.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	96.12	96.12
109769	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	75	90	28.89
109770	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80
109771	3	3	[3] Credit Report Missing		3	[3] TIL Missing [3] ROR Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	32.13	32.13	36.26
109772	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] State - Missing Home Equity Loan Disclosure				Rate/Term Refi	Owner Occ	63.84	63.84	24.25
109773	2	1			2	[2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	95	95	28.06
109774	3	3	[3] Credit Report Missing		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	52.17	52.17	33.39
109775	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	65.53	65.53	41.91
109776	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	54.44	54.44	19.82
109777	3	3	[3] Credit Report Missing		3	[3] TIL Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80	38.16
109778	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] TIL Missing [3] ROR Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	66.34	66.34	34.63
109779	2	1			2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	70.87	70.87	34
109780	2	1			2	[2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	65.19	65.19	38.79
109781	3	1			3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Lock-In Agreement	Final TIL is incomplete due to payment schedule is illegible.	TESTED		Cashout Refi	Owner Occ	75	75	33.61
109783	2	1			2	[2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	36.23
109784	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $122.80 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	76.47	76.47	39.08
109785	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Rate/Term Refi	Owner Occ	68.65	68.65	13.38
109786	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $369.44 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	63.69	63.69	20.025
109787	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure				Purchase	Owner Occ	89.9	89.9	36.798
109788	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is not executed by borrower however is certified by the settlement	NO		Purchase	Owner Occ	80	80	31
109789	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account				Rate/Term Refi	Owner Occ	56.08	56.08	20.842
109790	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Mortgage Banker Disclosure	Finance charges under disclosed by $70 which exceeds the $35 tolerance for refinance transactions. TIL itemization disclosed a courier fee of $45, however, the HUD only charged $40 for this fee. TIL itemization did not disclose an application fee of $75 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	32.57
109791	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	51.5	51.5	41.33
109793	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] TIL Missing [3] ROR Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	56.15	56.15	28.129
109794	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	80	80	30.866
109796	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $835.65 which exceeds the $35 tolerance for refinance transactions. TIL itemization disclosed interim interest of $111.14, however the HUD reflects interim interest of $222.28. TIL itemization did not disclose a closing escrow fee of $450, a sub-escrow fee of $125, a reconveyance tracking fee of $15, a wire fee of $25, a courier fee of $9.50, and a signing fee of $100 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	49.17	49.17	41.06
109797	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Interim Interest Disclosure	Final HUD incomplete due to not being executed by the borrower however is certified by the settlement agent. Finance charges under disclosed by $1,932.53 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing escrow fee of $679, or courier fee of $20, and underdisclosed interim interest by $1228.95 as prepaid finance charges.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	39.95
109799	3	3	[3] Credit Report Missing [3] Initial Application Unsigned [2] Negam by Note Design		3
[3]   TIL Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

								NO		Purchase	Owner Occ	66.56	66.56	30.253
109800	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $982.07 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a sub escrow fee of $60, a closing settlement fee of $450, a wire fee of $35, a loan tie-in fee of $150, a courier fee of $40 and an outside loan signing fee of $100. TIL itemization under-disclosed the interim interest by $122.75 and over-disclosed broker processing by $25 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	43.539
109801	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice	Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $1,395.95 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an escrow fee of $250, a courier fee of $30, additional wire fee of $20 and additional interim interest fee of $1,094.46 as prepaid finance charges. There is a credit on line 204 of the HUD for $3,186.50 that is not itemized, therefore, applied to non-APR fees first.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.39	73.39	18.501
109802	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	73.59	73.59	25.89
109803	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $289.47 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $150, a courier fee of $50 and a wire fee of $15 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	19.98
109804	3	1			3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	HUD in file is not executed by borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	54.21	54.21	29.85
109805	3	3	[3] Credit Report Missing [3] Initial Application Unsigned		3
[3]   TIL Missing
[3]   HUD-1 Incomplete
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							Final HUD incomplete due to missing page 2 of 2, fees were not able to be captured.	NO		Purchase	Owner Occ	73.44	73.44	31.27
109806	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Late charge fee of 6% exceeds the max allowed of 5% for the state of Georgia.	NO		Purchase	Owner Occ	95	95	41.61
109807	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $162.81 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the iemization of amount financed. There is a lender credit on line 206 of the HUD for $1700 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	35.03
109809	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $659.64 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 318 of the HUD for $318 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	50.98	50.98	26.97
109810	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Estimated [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure	Estimated HUD in file is executed by the borrower and certified by the settlement agent. Finance charges under disclosed by $466.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	72.06	72.06	20.73
109811	3	3	[3] Initial Application Unsigned		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1347.87 which exceeds the $100 tolerance under Reg Z. Itemization of amount financed did not disclose a closing settlement fee of $818.50, a sub-escrow fee of $125, a tie-in fee of $150, a processing fee of $50 and a wire fee of $17.50 as prepaid finance charges. TIL itemization disclosed interim interest in the amount of $1337.82, however the HUD reflects interim interest in the amount of $1520.25. There is a lender credit on line 206 of the HUD for $315 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	21.107
109812	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $896.62 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing settlement fee of 475 as a prepaid finance charge. TIL itemization disclosed interim interest in the amount of $406.78, however the HUD reflects interim interest in the amount of $36.98. There is a lender credit on line 815 for $1500 which is unitemized therefore applied to non apr fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	35.17
109813	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $515.48 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	22.75	22.75	22.02
109814	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $359.96 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the Closing fee of $200 and Courier fee of $91.80 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	80	80	41.505
109816	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $279.99 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	28.153
109818	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

								NO		Purchase	Owner Occ	80	80	42.72
109819	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $1,205.65 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	52.36	52.36	37.675
109820	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1698.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	37.006
109821	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed $1,076.15 which exceeds the $35 tolerance for refinances. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1,773.38 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	50.16	50.16	35.93
109822	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure	Finance charges under disclosed by $1246.26 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $297.04 and on line 208 for $367.49 that are not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	80	80	31.68
109823	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	73.9	73.9	31.165
109824	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	78.13	78.13	44.78
109825	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   HUD-1 Incomplete
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure

							Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $640.08 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing settlement fee of $200 and an interim interest credit of $144.99 partially offset by an itemized interim interest credit of $576.96 as prepaid finance charges. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.	YES
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

										Cashout Refi	Owner Occ	60.31	60.31	36.03
109826	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $2,613.27 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80
109827	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $ 1,884.27 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing Fee of $300, a Tracking Fee of $10 or a Misc courier of $35 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	71	71	36.864
109828	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $325.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $300 and a courier fee of $52 as prepaid finance charges. HUD-1 incomplete; not endorsed by borrower or stamped by closing agent.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	34.14	34.14	39.4
109829	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	40.96
109830	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $148.67 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an escrow fee of $350 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	49.23	49.23	32.8
109831	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	59.07	59.07
109833	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure

							Finance charges under disclosed by $771.68 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.75	79.75	39.46
109834	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Second Home	57.01	57.01	22.065
109835	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $1,336.21 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a broker credit on line 208 of the HUD for $1801 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	42.09	42.09	28.486
109836	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $137.58 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed There is a lender credit on line 208 of the HUD for $750 and a broker credit on line 208 of the HUD for $1900 that are not itemized, therefore, applied to non-APR fees first		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	31.18	31.18	19.23
109837	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $517.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $438, courier fee of $55, and a wire fee of $25, as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	67.37	67.37	37.306
109838	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $1,347.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75	36.059
109839	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	61.11	61.11
109840	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure	Finance charges under disclosed by $766.35 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	59.43	59.43	25.633
109841	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Owner Occ	80	89.99
109842	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	67.9	67.9	39.05
109843	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $576.19 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	30.538
109844	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $788.26 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	22.22	22.22	24.003
109845	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	80	80	25.67
109846	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $502.39 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing attorney fee of $450, nor a courier fee of $50 as a prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	74.22	74.22	30.753
109847	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $299.35 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing settlement fee of $300 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	52	52	32.048
109848	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Domestic Partnership Affidavit	Finance charges under-disclosed by $2103.89 which exceeds the $100 tolerance for purchase transactions. The TIL Itemizaton only disclosed $224.70 for Interim Interest and actual interim interest on HUD was $524.30, does not disclose a Closing Fee of $1384.00, a Sub Escrow Fee of $70.00 and a Courier Fee of $42.80 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	89.99	43.9
109849	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $1,180.08 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing settlement fee of $450, a courier fee of $25, a wire fee of $25, a sub-escrow fee of $125, a wire fee of $65 and over disclosed interim interest credit by $490.08 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	66.25	78.75	26.001
109850	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	69.33	69.33	23.29
109851	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $265.59 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $175 , courier fee of $35, courier fee of $28.50 or a transfer fee of $25.00 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	35.543
109852	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	Finance charges under disclosed by $2,346.36 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $1,148.50, sub escrow fee of $110, wire fees of $47.50, loan tie-in fee of $175, courier fee of $140.50, signing service fee of $60 or the interim interest of $928.76 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	76.99	76.99	32.068
109853	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $886.78 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $450, a sub escrow fee of $37.50, a wire fee of $40.00 and a courier fee of $50.00 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.31	69.31	18.566
109854	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] State - Missing Credit Agreeement/Rate Lock	Finance charges under disclosed by $323.83 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a broker credit on line 208 of the HUD for $2187 that is un-itemized, therefore, applied to non-APR fees first. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

										Cashout Refi	Owner Occ	70.8	70.8
109855	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	Finance charges under disclosed by $675.51 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an closing fee of $425, a courier fee of $45 or a demand processing fee of $25 as a prepaid finance charges. In addition, itemization discloses interim interest as a credit of $538.11, while the HUD reflects credit of $358.74.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.82	73.82	22.26
109856	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Waiver of Title Insurance Disclosure	Finance charges under disclosed by $850.30 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	71.82	71.82	23.71
109857	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	52.79	52.79	45.15
109858	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	47.37	47.37	15.57
109859	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	61.61	61.61
109860	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $711.82 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $591, the courier fee of $100 or the wire fee of $20 as prepaid finance charges. There is a lender credit on line 206 of the HUD for $480 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	51.61	51.61	18.17
109861	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $371.55 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 814 of the HUD for $2585 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	43.14	43.14	44.407
109862	1	1			1					Rate/Term Refi	Owner Occ	20	20	56.97
109863	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing

							Finance charges under disclosed $230.65 which exceeds the $35 tolerance for refinances. TIL itemization did not disclose a closing settlement fee of $275 and additional charges of $65 as a prepaid finance charges. There is a lender credit on line 814 of the HUD for $1,275 and on line 815 for $316 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	37.5	37.5	32.793
109864	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	79.65	79.65
109865	3	3	[3] Final Application Missing		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $286.89 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	33.25
109867	3	3	[3] Final Application Missing		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing	ROR executed by borrowers 11/22/1993 with expiration of rescission period noted as 11/30/1993. HUD reflects a funding date of 11/XX/1993, equal to the rescission period expiration date, and 1 day of interest was collected which coincides with a 11/XX/1993 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.64	79.64	44.56
109870	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement	Final TIL incomplete as XXXX did not acknowledge document. Per security instrument XXXX appears to have ownership interest in the property.	NO		Purchase	Owner Occ	84.08	91.87
109871	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	27.11	27.11
109872	3	3	[3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice For High Loan to Value Mortgages [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	100	100
109873	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.33	79.33
109874	3	3	[3] Final Application Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	66.69	66.69
109876	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	63.79	63.79
109877	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] State Late Charge Not Standard [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.			Cashout Refi	Owner Occ	99.8	99.8
109879	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80.02	80.02
109880	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	74.92	74.92
109882	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	86.53	86.53
109884	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $40.87 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.43	79.43	45.72
109885	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	54.72	54.72
109886	3	3	[3] Appraisal Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	67.21	67.21
109887	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Impound Authorization Disclosure [2] Initial TIL Missing	The late fee which may be imposed may not exceed 6% of the installment due or $5.00, whichever is greater.			Rate/Term Refi	Owner Occ	80.81	80.81	60.82
109888	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.86	75.86
109889	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90	90
109890	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Application Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.76	84.76
109891	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90.68	90.68
109893	3	3	[3] Credit Report Missing [3] Note Incomplete	Note incomplete due to reflecting property address as XXXX, mortgage reflects XXXX.	3	[3] State Late Charge Not Standard [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	72.11	72.11
109894	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing	Evidence of Involuntary unemployment insurance with a monthly payment of $70.39 and annual premium of $844.68. Insurance is optional.			Cashout Refi	Owner Occ	98.18	98.18
109896	3	3	[3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	59.85	59.85
109897	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing	Finance charges under disclosed 249.60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.79	84.79
109898	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.96	99.96
109899	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	64.5	64.5
109900	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Waiver of Title Insurance Disclosure	Finance charges under disclosed by $1880.12 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 205 of the HUD for $780 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	48.76
109901	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Fair Lending Notice	Finance charges under disclosed by $142.78 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	65.42	65.42	34.178
109902	2	1			2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	55.4	66.9	37.3
109903	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $688.05 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 811 of the HUD for $2929.50 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	49.97	49.97
109904	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $650.11 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	43.847
109905	3	1			3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure

							Finance charges under disclosed by $510.89 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $300, a courier fee of $5 and under disclosed interim interest by $204.75 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	51.36	51.36	37.626
109906	3	3	[3] Appraisal Missing		2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Home Equity Loan Disclosure				Rate/Term Refi	Owner Occ	78.21	78.21	27.506
109907	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $338.95 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing settlement fee of $350 and a courier fee of $45 as prepaid finance charges. TIL itemization disclosed interim interest in the amount of $280.65, however the HUD reflects interim interest in the amount of $224.52.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	59.07	59.07	19.86
109908	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] State Late Charge Not Standard [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 4% for the state of North Carolina.			Cashout Refi	Owner Occ	98.98	98.98	47.61
109909	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.64	99.64
109910	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Investment Property	80	80
109911	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.03	78.03
109912	3	3	[3] Final Application Missing		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Cashout Refi	Owner Occ	65.22	65.22	25.86
109914	3	3	[3] Final Application Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement				Purchase	Second Home	79.96	79.96	46.27
109915	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	99.64	99.64
109916	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.46	99.46
109918	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.48	81.48
109919	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] State Late Charge Not Standard [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Late charge fee of 5% exceeds the max allowed of 4% for the state of Mississippi.			Cashout Refi	Owner Occ	98.45	98.45
109920	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	97.21	97.21
109921	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	61.03	61.03
109922	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .1650 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90
109923	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80
109924	3	3	[3] Final Application Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Note Incomplete	Note incomplete due to not being signed by the borrower.	2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	90	90
109928	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75.59	75.59
109929	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure	Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $201.01 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.36	77.36	24.23
109930	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure				Rate/Term Refi	Investment Property	57.56	57.56	56.91
109931	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application				Rate/Term Refi	Investment Property	57.47	57.47	56.92
109932	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Purchase	Investment Property	79.98	79.98	19.33
109933	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.25 [3] ROR Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date	APR under disclosed by .3933 which exceeds the .25 tolerance. Finance charges under disclosed by $15,329.54 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the6.43% Index available within the look-back period. ROR incomplete due to missing expiration date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.88	79.88	23.73
109935	2	1			2	[2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	23.09
109936	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	65.38	65.38	25.26
109938	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit	Final HUD reflects on line 801 an origination fee of 1.625% POC with no dollar amount included in borrower column. However closing instructions identify the fee in the amount of $16960 paid outside of closing and included in APR charges.	NO		Purchase	Owner Occ	90	90	36.83
109939	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Note Incomplete	Note incomplete due to incorrect first rate change date. Loan is a Six Month Convertible ARM with index of US T-Bill 6-Mo CMT Weekly. Note reflects payment date of XXXX and 1st rate change date of 03/01/1989, which corresponds with a 7 month fixed period. 1st rate change date should be reflected as 02/01/1989.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $5880.03 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 6.75%. The lowest Index available within the look-back period is 6.93%. In addition, the Note reflects 1st rate adjustment 7 months after 1st payment date, while the Final TIL reflects 6 months to 1st adjustment.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	78.13	78.13	22.34
109940	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $437.50 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	71.43	71.43	24.51
109942	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 5/12/1988, loan originated XXXXX.	3	[3] ROR Missing [3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Initial GFE Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75.14	75.14
109943	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to bottom of images cut off resulting in pages being illegible.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment
APR under disclosed by 1.7263 which exceeds the .25 tolerance.
Finance charges under disclosed by $136,146.70 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 6.51%. The lowest Index available within the look-back period is 7.5%. Lender TIL reflects decreasing payments for a Preferred Customer Forebearance Agreement that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.
Note monthly payment of $2414.96 differs from the TIL monthly payment of $2219.86. TIL recognizes loan with Preferred Customer status and uses a 9.5% interest rate. Subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	36.23
109944	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing		3	[3] TIL Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	43.48	43.48
109945	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	39.39	39.39
109946	3	3	[3] Final Application Missing [3] Credit Report Missing [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Application Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .5033 which exceeds the .25 tolerance. Finance charges under disclosed by $19.140.43 which exceeds the $100 tolerance for purchase transactions. While the Preferred Customer Option on the TIL indicates a rate reduction of 1% , said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on the Preferred Customer Option.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75
109947	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 6/29/1988, loan originated XXXXX.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .8956 which exceeds the .25 tolerance. Finance charges under disclosed by $52,848.33 which exceeds the $100 tolerance for purchase transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	35
109949	3	3	[3] Final Application Missing [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .9672 which exceeds the .25 tolerance. Finance charges under disclosed by $51,477.75 which exceeds the $100 tolerance for purchase transactions. Commitment indicate the Index used was 6.17%. The lowest Index available within the look-back period is 7.09%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90
109950	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] TIL Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure		NO		Purchase	Owner Occ	76.92	76.92
109952	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Appraisal and Consumer Report Notice	APR under disclosed by 1.5014 which exceeds the .25 tolerance. Finance charges under disclosed by $62,411.65 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used at origination than the 8.78% Index available within the look-back period based upon the Preferred Customer Option status indicated on the TIL.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	58.82	58.82
109953	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	APR under disclosed by .7622 which exceeds the .25 tolerance. Finance charges under disclosed by $29,642.58 which exceeds the $100 tolerance for purchase transactions. While the Pay Right Rewards Program on the Addendum to the Note indicates a rate reduction of 0.875% after every 12 months for the first 10 years, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.6	89.6	27.59
109954	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [3] ROR Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	ROR incomplete due to missing rescission expiration date.	NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	65	65
109956	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .1325 which exceeds the .125 tolerance. Finance charges under disclosed by $1,549.63 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80
109957	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $548.78 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80
109958	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80
109959	3	3	[3] Final Application Missing		2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	89.66	89.66
109960	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	72.34	72.34
109961	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 1/10/1990, loan originated XXXXX.	2	[2] Initial GFE Missing				Purchase	Owner Occ	80	80
109962	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	79.76	79.76
109963	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Rate/Term Refi	Owner Occ	66.25	66.25
109964	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure	Finance charges under disclosed by $1,584.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	45.18	45.18	13.76
109966	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing	APR under disclosed by .2334 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80
109967	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [3] ROR Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing	ROR incomplete due to not reflecting the expiration date.	NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.91	62.91
109968	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	90	90	31.44
109971	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 1/28/1992, loan originated XXXXXX.	3	[3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement		NO		Rate/Term Refi	Owner Occ	75.21	75.21	29.8
109972	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $200 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed. ROR executed by borrowers 05/11/1993 with expiration of rescission period noted as 05/14/1993. HUD reflects a funding date of 05/XX/1993, equal to the rescission period expiration date, and 21 days of interest was collected which coincides with a 05/XX/1993 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	56.67	56.67
109973	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	100	41.32
109974	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	41.68
109976	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption				Purchase	Owner Occ	31.75	31.75	24.12
109977	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Incomplete	Final HUD not executed by the borrower or certified by the settlement agent. Final TIL is executed by borrower at closing; however reflects estimated Finance Charge, Amount Financed and Total Payment figures.	YES		Purchase	Owner Occ	39.13	39.13	40.76
109978	2	1			2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	63	63	31.16
109979	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	47
109980	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	84.07	31.99
109981	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note				Cashout Refi	Owner Occ	80	80	38.03
109982	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	36.33
109983	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act				Purchase	Owner Occ	79.99	79.99	41.9
109984	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $46.71 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.63	79.63	39
109985	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.68	75.68	57.05
109986	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	58.89	58.89	40
109988	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Escrow Holdback	HUD line 1115 reflects $1531.07 escrow holdback for debt payoffs. Escrow agreement is not in file.	3	[3] TIL Missing [3] ROR Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Home Equity Loan Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.93	78.93	33.22
109989	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $316.25 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	53.05	53.05	37.191
109990	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	42.38	42.38	34.131
109991	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Only Preliminary Title in File		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $390.85 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	64.88	64.88	38.439
109992	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing		3	[3] ROR Missing [3] Note Missing [3] HUD-1 Missing [3] State Grace Period Below Minimum [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100
109993	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Interim Interest Disclosure	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Purchase	Owner Occ	80	95	38.84
109994	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $145.53 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	31.56
109995	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Waiver of Title Insurance Disclosure				Cashout Refi	Owner Occ	68.37	68.37	39.43
109996	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	71.03	71.03	40.44
109997	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Home Equity Loan Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	59.91	69	16.3
109998	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is not executed by borrower however is certified by the settlement agent	NO		Purchase	Second Home	90	90	11.046
109999	3	3	[3] Final Application Missing		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	38.69
110000	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	58.54	75	39.524
110002	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	HUD line 1113 reflects escrow holdback for $1.500. Escrow agreement is not in the file.	2	[2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	55.08	55.08
110003	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.5	62.5	27.86
110005	3	3	[3] Missing Initial Application		2	[2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application				Cashout Refi	Owner Occ	77.36	77.36	36.98
110006	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	74.32	74.32	22.3
110008	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Borrower Information Document [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement				Rate/Term Refi	Owner Occ	74.07	95	41.86
110009	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $125.00 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose two courier fees for a total of $100 and a closing protection letter fee of $25 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.69	95	36.97
110011	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	40
110012	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		3	[3] HUD-1 Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Cashout Refi	Owner Occ	72.35	72.35	32.878
110014	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	43.44
110015	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	64.89	64.89
110016	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Purchase	Owner Occ	80	100	44.47
110017	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	48.6
110018	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	76.92	100	42.552
110019	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is not executed by the borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	80	80	40.04
110020	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure Statement	Finance charges under disclosed by $67.60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.63	88.89	29.73
110021	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	34
110022	3	1			3	[3] HUD-1 Incomplete	Final HUD not signed by the borrower or stamped by settlement agent.	NO		Purchase	Owner Occ	79.98	79.98	48.37
110024	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	73.68	73.68	23.907
110025	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	42.595
110026	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	39.989
110027	1	1			1					Purchase	Owner Occ	80	80	48.05
110028	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing page 1 of 2.	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	44.44
110029	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure				Purchase	Owner Occ	80	80	38.74
110030	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	73.38	73.38	28.997
110031	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	77.91	95	36.77
110032	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	42.74
110033	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	HUD line 1304 reflects escrow pad for $300.	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	34.989
110035	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $151 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	66.31	89.92	41.68
110036	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure				Rate/Term Refi	Owner Occ	54.32	54.32	37.41
110037	2	1			2	[2] Initial TIL Missing				Purchase	Owner Occ	74.81	90	30.546
110038	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application				Purchase	Owner Occ	80	100	37.325
110039	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	65	65	44.4
110040	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	80	94.98	40.72
110041	3	3	[3] Final Application Missing		1					Purchase	Owner Occ	79.98	100	47
110042	1	1			1					Purchase	Owner Occ	80	100	39.47
110043	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] Initial TIL Missing				Cashout Refi	Owner Occ	77.54	77.54
110044	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account				Rate/Term Refi	Owner Occ	63.05	63.05	37.86
110045	2	1			2	[2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure				Purchase	Owner Occ	80	90	39.77
110047	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	40.82	40.82	36.5
110048	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Rate/Term Refi	Owner Occ	77.32	77.32	18.51
110049	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Rate/Term Refi	Owner Occ	72.96	72.96	34.7
110050	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Consumer Credit Score Disclosure	Finance charges under disclosed by $327.84 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an closing fee of $250, courier fee of $50 and additional interim interest fee of $27.60 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	37.14	37.14	30.16
110051	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by 2.1114 which exceeds the .125 tolerance. Finance charges under disclosed by $30,363.86 which exceeds the $100 tolerance for purchase transactions. While the Preferred Customer Option on the TIL indicates a rate reduction of 1% , said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on the Preferred Customer Option.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	86.4	86.4
110053	3	3	[3] Final Application Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	40.87	40.87
110054	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $340.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75
110055	3	3	[3] Final Application Missing [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .3962 which exceeds the .25 tolerance. Finance charges under disclosed by $28,449.85 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 5.56%. The lowest Index available within the look-back period is 6.18%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75
110057	3	3	[3] Final Application Missing [3] Credit Report Missing [2] Negam by Note Design		3	[3] HUD-1 Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure		NO		Purchase	Owner Occ	90	90
110058	3	3	[3] Final Application Missing [2] Negam by Note Design		3	[3] HUD-1 Missing [3] Rescission Period under 3 days [2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing	ROR executed by borrowers 2/24/1988 with expiration of rescission period noted as 2/29/1988, however, mortgage reflects a notary date of 2/XX/1988.	NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
110059	3	3	[3] Final Application Missing		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   APR Tolerance UnderDisclosed 0.25
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							APR under disclosed by 1.8729 which exceeds the .25 tolerance. Finance charges under disclosed by $65,273.25 which exceeds the $100 tolerance for purchase transactions. Unable to determine payment under disclosure due to missing amortization schedule from the loan file.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	71.43	71.43
110061	3	3	[3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Second Home	79.99	79.99	30.73
110062	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	26.36	26.36
110063	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80
110068	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	85	85
110070	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to missing the subject property address.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90
110071	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
110072	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	71.43	71.43
110075	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[3]   State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							Late charge fee of 4% exceeds the max allowed of 2% for the state of New York.	NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.33	83.33
110077	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70
110079	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	85
110080	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $367.60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

										Rate/Term Refi	Owner Occ	67.73	67.73	40.82
110081	3	3	[3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	89.99	89.99	35.42
110082	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Mortgage/DOT Incomplete [3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information. Mortgage incomplete due to missing notary signature date.	3	[3] State Late Charge Not Standard [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement	Late charge fee of 6% exceeds the max allowed of 5% for the state of Illinois.			Purchase	Owner Occ	95	95	34.44
110083	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	88.62	88.62
110091	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	75	75
110092	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [3] ROR Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
110093	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	94.85	94.85	33.94
110094	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by .3629 which exceeds the 0.25 tolerance. Finance charges under disclosed by $19696.02 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicates the Index used was 5.51%. The lowest Index available within the look-back period is 5.87%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	74.81	74.81
110095	3	3	[3] Final Application Missing [3] Credit Report Missing [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing	APR under disclosed by 2.5244% which exceeds the .25 tolerance. Finance charges under disclosed by $128,055.86 which exceeds the $100 tolerance for purchase transactions. Lender TIL reflects a preferred customer payment decrease with fixed payment stream, that assumes borrower will maintain preferred customer status; however, audited TIL makes no assumption of on-time payments, and also does not account for Note reflecting as an US T-Bill 6 month CMT Weekly ARM with negative amortization.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75
110096	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due missing pages 4-10.	2	[2] Affiliated Business Doc Missing [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing required broker disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	41.63
110098	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	76.94	76.94	44.33
110099	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	57.87	69.2	36.375
110100	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Initial Application Unsigned		2	[2] State - Missing Freedom of Choice Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	38.449
110101	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	40.78
110102	1	1			1					Cashout Refi	Owner Occ	78.95	78.95	43.22
110103	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	45.11
110104	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.38	63.38	34
110105	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	HUD in file is not executed by borrower or certified by settlement agent.	NO		Purchase	Owner Occ	79.81	79.81	40.82
110106	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Commitment Disclosure [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	34.594
110107	2	1			2	[2] State - Missing Home Equity Loan Disclosure				Cashout Refi	Owner Occ	78.36	78.36	48.12
110109	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	40.483
110110	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.38	78.38	35.307
110111	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $922.23 which exceeds the $100 tolerance for purchase transactions. TIL Itemization disclosed the Settlement fee of $3207.50 and Estimated Interest of $510.42 as prepaid finance charges. The final HUD reflects Settlement Fee of $2882.50 and line 901 is blank.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	74.07	90	35
110112	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	37.13
110113	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	69.59	69.59	25.16
110114	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	61.31	61.31	51.959
110115	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Rate/Term Refi	Owner Occ	80	90	37.85
110117	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $4,560.16 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a discount fee of $4,988.33 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.19	79.19	29
110118	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Rate/Term Refi	Owner Occ	79.54	79.54	32.73
110119	2	1			2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	89.66	89.66	31.25
110120	3	3	[3] Appraisal Incomplete [3] Application Incomplete [3] Initial Application Incomplete	Appraisal incomplete due to bottom of all pages cut off causing images to be illegible. Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Purchase	Owner Occ	64.84	64.84	45.12
110122	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to missing notary signature date.	2	[2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Owner Occ	79.11	79.11	41.6
110123	3	3	[3] Final Application Missing [3] Missing Initial Application [3] Credit Report Incomplete	Credit report incomplete due to missing pages.	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	79.9	79.9	46.11
110124	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Impound Authorization Disclosure				Rate/Term Refi	Owner Occ	80	90.91	38.61
110125	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	35.02
110126	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	33.21
110127	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing				Cashout Refi	Owner Occ	70	70	33.456
110128	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Commitment Letter [2] State - Missing KY Notification to New Homeowners [2] State - Agency Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	80	80
110129	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	95	39.96
110131	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Home Equity Loan Disclosure				Purchase	Owner Occ	80	100	39.696
110132	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	33.352
110133	1	1			1					Purchase	Owner Occ	80	100	36.262
110134	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	68.2	68.2
110135	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	67.84	67.84	33.23
110136	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				Purchase	Owner Occ	61.63	89.9	37.17
110137	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.46	78.46	41.97
110138	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	77.14	89.83	45.32
110139	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	80	95	43.11
110140	2	2	[2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Oral Agreements Notice on the Note [2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] State - Missing Notice to Consumer				Cashout Refi	Owner Occ	89.5	114.67	50.727
110141	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Purchase	Owner Occ	80	80	39.22
110142	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial TIL Missing				Purchase	Owner Occ	76.34	77.52	46.85
110143	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	28.6
110145	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	90	38.83
110146	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest rate Lock/Float Disclosure				Purchase	Owner Occ	80	100	32.71
110147	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	38.18
110148	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	48.23
110150	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $328.38 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a settlement fee of $550, a delivery/courier fee of $14.05, a sub-escrow fee of $45, a loan tie-in fee of $50, an e-mail document fee of $50, a special messenger fee of $36.75 and a delivery fee of $23 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	42.94
110151	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	39.694
110152	3	3	[3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	77.49	77.49	30.37
110155	3	3	[3] Final Application Missing [3] Escrow Holdback	HUD Line 1398 reflects $350 escrow holdback for final accounting. Escrow agreement is not in file.	3	[3] Rescission Period under 3 days [3] HUD-1 Estimated [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Estimated HUD in file is executed by the borrower and certified by the settlement agent. ROR executed by borrowers 11/15/2006 with expiration of rescission period noted as 11/18/2006, only providing borrower with 2 day rescission period. However, mortgage reflects a notary date of 11/XX/2006.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	69.7	69.7	43.62
110156	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Oral Agreement Notice [2] State - Missing Idaho Escrow Account Disclosure [2] State - Missing Information About Your Lender Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.22	78.22	33
110157	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.11	78.11	49.77
110158	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure				Purchase	Owner Occ	100	100	48.24
110159	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $113.23 which exceeds the $35 tolerance for refinance transactions. TIL itemization only disclosed origination charges in the amount of $2,354.03, however, final HUD reflects $2,467.03.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.06	83.06
110160	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	29.561
110161	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.48	74.48	47.513
110162	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Cover Page / Social Security Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.19	72.19	52.89
110163	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Right to Select Attorney				Cashout Refi	Owner Occ	85	85	18.22
110164	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	70	70	31.48
110165	3	3	[3] Appraisal Missing		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Rate/Term Refi	Owner Occ	73.04	73.04	35.462
110166	2	1			2	[2] State - Missing Mortgage Broker Agreement				Rate/Term Refi	Owner Occ	66.52	66.52	41.356
110168	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Final application incomplete due to missing origination entity information. Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Lock-In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	86.34	86.34
110169	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	85	85	28.32
110170	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90
110171	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	77.89	77.89
110172	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure Statement [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.99	89.99
110173	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Notice of Right to Select Attorney [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.75	68.75
110174	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.41	79.41
110175	3	3	[3] Appraisal Missing [3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.48	84.48
110176	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90.37	90.37
110177	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.73	99.73
110178	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.31	70.31
110179	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	98.73	98.73
110180	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Mortgage/DOT Incomplete [3] Missing Title Evidence	Deed of Trust incomplete due to county name in Transfer of Rights section of security instrument indicates XXXX, but legal description indicates XXXX. Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	93.88	93.88
110181	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Rescission Period under 3 days [3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York. ROR executed by borrowers 02/25/2003 with expiration of rescission period noted as 02/28/2003, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	65.1	65.1
110182	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing signed Notice of Mortgage Broker Fee [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.87	99.87	41.98
110183	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Initial GFE Missing [2] Initial TIL Missing [2] Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage [2] Credit Score Disclosure Not Present	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.			Cashout Refi	Owner Occ	88.25	88.25
110184	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter				Cashout Refi	Owner Occ	67.71	67.71
110185	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	99.98	99.98
110187	3	3	[3] Credit Report Missing [3] Mortgage Missing [3] Appraisal Incomplete [3] Missing Title Evidence	Appraisal incomplete due to the appraisers certification number being illegible.	3
[3]   TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

								YES		Cashout Refi	Owner Occ	76.81	76.81
110188	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.77	83.77
110189	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.72	79.72
110191	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	77.78	77.78
110192	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.39	79.39
110193	3	3	[3] Missing Initial Application		3	[3] ROR Incomplete [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] Initial TIL Missing	ROR incomplete due to right side of the document cut off during imaging process making the expiration date not legible.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	99.69	99.69
110194	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.72	79.72
110195	3	3	[3] Credit Report Missing		2	[2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.91	88.91
110196	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.67	66.67
110197	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing the originating entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	61.73	61.73
110198	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Facts Material to the Borrower's Decision, Rights or Interests [2] State - Missing Disclosure of Mortgage Loan Compensation [2] State - Missing Freedom of Choice Insurance Disclosure [2] State - Missing Mortgage Loan Summary [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	47.84	47.84
110199	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	99.9	99.9
110200	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	61.43	61.43	23.861
110201	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Freedom to Choose Insurance Provider disclosure	Finance charges under disclosed by $100.34 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose a Closing fee of $100 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	92.7	105.41
110202	3	3	[3] Credit Report Missing [3] Missing Title Evidence		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	76.73	76.73
110203	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	61.19	61.19
110204	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock				Cashout Refi	Owner Occ	99.98	99.98
110205	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	55.23	55.23
110206	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.23	79.23
110207	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.82	70.82
110208	3	3	[3] Final Application Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	49.91	49.91
110209	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.01	79.01
110210	3	3	[3] Final Application Missing		2	[2] State - Missing Title Protection Disclosure				Purchase	Owner Occ	80.05	80.05
110211	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.4	84.4
110213	3	3	[3] Appraisal Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	77.36	77.36
110214	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $50.01 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	76.92	76.92	54.9
110216	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing originating entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.34	76.34
110218	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Appraisal Notice				Cashout Refi	Owner Occ	85	85	43.09
110219	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement [2] Initial TIL Missing	Finance charges under disclosed by $11,001.48 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 7.13%. The lowest Index available within the look-back period is 7.5%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80
110220	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [3] ROR Incomplete	ROR executed by borrowers 11/22/2005 with expiration of rescission period noted as 11/25/2005, only providing borrower with 2 day rescission period. ROR incomplete due to portions not legible. It appears the critical data was legible.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	48	48	36.36
110221	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	74.07	74.07	22.84
110222	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Commitment [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.55	87.55	61.23
110224	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.2	74.2	39.171
110225	2	1			2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	79.35	79.35	32.906
110226	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	78.68	100	44.98
110227	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement	Finance charges under disclosed by $ 190.18 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a broker credit on line 204 of the HUD for $1189 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75.48	75.48	21.96
110228	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.26	78.26	37.83
110229	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	85	100	49.426
110231	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		1					Purchase	Owner Occ	80	80	45.05
110232	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing	Final HUD incomplete due to missing page 1. Unable to determine if all fees were tested.	NO		Rate/Term Refi	Investment Property	65	65
110233	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Prepayment penalty disclosure [2] Initial GFE Missing	Finance charges under disclosed by $ 191.25 which exceeds the $35 tolerance for refinance transactions. TIL Itemization only disclosed closing charges in the amount of $465, however, final HUD reflects $652.80.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	95	31.603
110235	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $13,207.30 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 6.03%. The lowest Index available within the look-back period is 6.13%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	40.018
110236	2	1			2	[2] State - Missing Title Insurance Notice				Purchase	Owner Occ	100	100	44.47
110237	1	1			1					Purchase	Owner Occ	80	80	26.88
110239	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 8/22/2001, loan originated XXXXX.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	51.57	51.57	31.05
110240	3	3	[3] Final Application Missing [3] Credit Report Missing		1					Rate/Term Refi	Owner Occ	31.27	31.27	51.06
110241	3	3	[3] Appraisal Missing		1					Rate/Term Refi	Owner Occ	62.44	62.44	20.276
110242	3	3	[3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure				Cashout Refi	Owner Occ	26.2	26.2	37.66
110243	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	66.67	66.67	39.956
110246	1	1			1					Purchase	Owner Occ	80	80	66.51
110247	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure

							Finance charges under disclosed $1468.96 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the wire fee of $20, a Tie in fee of $150.00, a courier fee of $27.5 and the Til itemization reflects $1471.32 for interim interest however the Hud reflects 2942.68 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	39.6
110248	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	80	41.35
110249	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $525 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.99	79.99	24.669
110251	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $250.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclsoure due to missing TIL itemzation of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	55.53	55.53	33.38
110252	3	3	[3] Credit Report Missing		3	[3] HUD-1 Estimated [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Interim Interest Disclosure	HUD in file is a signed estimated copy.	YES		Rate/Term Refi	Owner Occ	65.92	74.89	51.5
110255	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure				Rate/Term Refi	Owner Occ	80	80	22.822
110256	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Broker Dislcosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	64.35	64.35
110259	2	1			2	[2] State - Missing Lock In Agreement [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	53.7	79.6	24
110260	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80	41.97
110261	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure	ROR executed by borrowers 08/09/2002 with expiration of rescission period noted as 08/13/2002, however, however, mortgage reflects a notary date of 08/XX/2002.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	32.14	32.14	21.277
110263	3	3	[3] Appraisal Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	71.38	71.38	10.52
110264	2	1			2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	29.66	29.66	66.03
110265	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to missing notary signature date.	2	[2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage				Rate/Term Refi	Owner Occ	78.02	78.02	34.06
110266	3	3	[3] Credit Report Missing		2	[2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	80	80	41.68
110267	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Investment Property	60	60	29.27
110269	3	3	[3] Credit Report Missing		3	[3] HUD-1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Rate/Term Refi	Owner Occ	76.47	81.18	49.58
110271	3	3	[3] Final Application Missing		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Second Home	80	80	59.65
110272	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 9/12/2002, loan originated XXXXX.	2	[2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Owner Occ	38.17	38.17	49.27
110273	1	1			1					Purchase	Owner Occ	80	80	46.86
110274	3	3	[3] Credit Report Missing		2	[2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election				Cashout Refi	Owner Occ	65	65	34.01
110275	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	73.22	79.27	33.97
110276	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed $211.03 which exceeds the $35 tolerance for refinances. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1,293 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.34	84.12	31.94
110277	3	3	[3] Note Incomplete	Note incomplete due to missing interest only addendum.	2	[2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Rate/Term Refi	Owner Occ	76.92	76.92	29.85
110278	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure	Finance charges under disclosed by $1,459.13 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 205 of the HUD for $2,069 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.81	85.48	23
110279	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	78.59	78.59	42.76
110280	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit				Purchase	Owner Occ	97	97	38.91
110282	3	3	[3] Appraisal Missing		2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Rate/Term Refi	Owner Occ	72	72	24.61
110284	3	3	[3] Appraisal Missing		2	[2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	74.1	74.1	48.92
110285	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	Finance charges under disclosed by $1,361.80 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $2500 that is un-itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	73.89	73.89	34.07
110286	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Loan Commitiment [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Rate/Term Refi	Owner Occ	77.44	82.24	58.21
110287	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing	ROR executed by borrowers 6/23/2003 with expiration of rescission period noted as 6/26/2003, only providing borrower with 0 day rescission period. Technical error as loan was not funded until 7/XX/2003.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	68.03	78.36	41.57
110288	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer				Rate/Term Refi	Owner Occ	93.27	93.27	26.09
110289	3	3	[3] Credit Report Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	36.31	50.28	33.44
110290	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Rate/Term Refi	Owner Occ	76	76	37.51
110292	2	1			2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.46	79.97	23.77
110293	1	1			1					Cashout Refi	Owner Occ	63.46	63.46	45.81
110294	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	40
110295	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Finance charges under disclosed by $1,509.29 which exceeds the $35 tolerance for refinance transactions. It appears the rounding method used by lender differs from method on note.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	44.82	44.82	37.83
110296	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure	ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.41	90	29.918
110297	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	79.62	79.62	43
110298	3	3	[3] Credit Report Missing		1					Purchase	Owner Occ	67.47	67.47	30.4
110299	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	51.44
110300	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	Finance charges under disclosed by $47.10 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	48.26	48.26	39.28
110301	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.87	70.87
110302	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	50.74	50.74	30.81
110303	3	3	[3] Missing Initial Application		2	[2] State - Missing Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	77	77
110304	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note	Finance charges under disclosed by $10,051.07 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 1.22% Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	69.92	69.92	29.63
110305	2	1			2	[2] State - Missing Application Fee Disclosure				Purchase	Owner Occ	90	90	40.23
110306	3	3	[3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is not executed by borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	37.29	37.29	35.39
110307	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	80	90	46.54
110308	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Rate/Term Refi	Owner Occ	69.85	69.85	36.04
110309	3	3	[3] Escrow Holdback	HUD line 1308 reflects $15,861 escrow hold back for flooring repairs. Escrow agreement is not in file	2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	79.99	79.99	46.19
110310	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Purchase	Owner Occ	70	70	32.48
110311	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure				Purchase	Second Home	80	80	23.57
110312	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charge under disclosed by $266.03, which exceeds the tolerance of $100 for a purchase transaction. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	35.87
110313	1	1			1					Cashout Refi	Owner Occ	58.82	58.82	23.37
110314	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing				Purchase	Owner Occ	57.73	57.73	21.138
110315	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	80	95	41.1
110317	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $220 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	59.59
110318	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $704.08 which exceeds the $100.00 tolerance for purchase transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed. There is a closing cost credit on line 216 of the HUD for $2,000 that is not itemized, therefore, applied to non APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	89.99	36.89
110319	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $104.90 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50, another courier fee of $29.90 or a wire fee of $25 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.47	69.47	26.48
110320	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure				Purchase	Owner Occ	79.1	90	45.15
110321	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	36.1
110322	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Rescission Period under 3 days [3] Finance Charge underdisclosed >$35 for Refinance	APR under disclosed by .5810 which exceeds the .125 tolerance. Finance charges under disclosed by $19,715.27 which exceeds the $35 tolerance for refinance transactions. It appears a lower index was used at origination than the 1.13% available within the look-back period. ROR executed by borrowers 3/31/2003 with expiration of rescission period noted as 4/3/2003, however, final TIL reflects a date of 5/XX/2003.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	17.24
110323	3	1			3	[3] HUD-1 Estimated	Estimated HUD in file is not executed by the borrower or certified by settlement agent.	YES		Rate/Term Refi	Owner Occ	79.45	79.45	35.53
110324	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Consumer Caution and Counseling Disclosure	Finance charges under disclosed by $4341.68 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 1.2825% Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	62.73	90	44.19
110325	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	35.27
110326	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $750.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.47	89.47	24.24
110327	3	1			3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note	Final TIL is illegible.	NO		Purchase	Owner Occ	80	90.05	41.24
110328	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Purchase	Owner Occ	90	90	20.237
110329	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under disclosed by $320 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $95.50 and line 206 of the HUD for $250 that is not itemized, therefore, applied to non-APR fees first		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	73.46	73.46	51.5
110330	2	1			2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Second Home	80	80	42.24
110331	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	74.87	74.87	30.71
110332	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Purchase	Owner Occ	77.72	77.72	39.14
110333	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				Purchase	Owner Occ	68.92	68.92	31.75
110334	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $71 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	35.37
110335	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	73.23	73.23	24.67
110336	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.99	89.99
110337	3	3	[3] Appraisal Missing [3] Application Incomplete	Incomplete final application due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.71	75.71
110338	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	91.72	91.72
110339	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	58.96	58.96
110340	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	97.86	97.86
110342	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.74	76.74	38
110343	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.98	84.98
110344	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Missing				Cashout Refi	Owner Occ	43.81	43.81
110345	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	22.94	22.94
110347	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Cashout Refi	Owner Occ	87	87
110350	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Purchase	Owner Occ	80	80	48.75
110351	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	39.0279
110352	2	1			2	[2] State - Missing Finance Lender Information Disclosure				Purchase	Owner Occ	80	95	35.58
110353	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under-disclosed by $1,336.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 820 of the HUD for $1,500 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.04	95	54.05
110355	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account				Cashout Refi	Owner Occ	70	70	28.581
110357	1	1			1					Cashout Refi	Owner Occ	80	80	39.92
110358	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	27.93
110359	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	73.11	73.11
110360	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $3990.83 which exceeds the $35 tolerance for refinance transactions. Closing instructions indicate the Index used was 2.62%. The lowest Index available within the look-back period is 2.77%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	57.85	57.85	44.24
110361	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Title Evidence		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure Statement [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.44	83.44
110362	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Agency to Receive Borrower Complaints [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.96	94.96
110363	2	1			2	[2] State - Missing Mortgage Originator Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	90.9	90.9
110365	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	78.2	78.2
110366	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.2	70.2
110367	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	76.52	76.52	35.29
110368	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] Initial TIL Missing				Purchase	Owner Occ	79.05	79.05	8.84
110369	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Rate/Term Refi	Owner Occ	56.5	72.82
110370	3	3	[3] Missing Initial Application		2	[2] State - Missing Guarantee Of Loan Program [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Mortgage Broker Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note				Cashout Refi	Owner Occ	75	75	36.98
110371	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $405.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	70	80	43.45
110372	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application				Cashout Refi	Owner Occ	80	80	42.51
110373	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.37	78.37	43.83
110374	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Mortgage Banker Disclosure	Finance charges under disclosed by $9,638.36 which exceeds the $35 tolerance for refinance transactions. Closing instructions were not located to indicate the Index used at closing. The lowest Index available within the look-back period is 3.9%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	64.8	64.8	34.83
110375	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Cashout Refi	Owner Occ	75	75	39.3
110376	3	3	[3] Initial Application Unsigned		2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	87.19	97.3	36.47
110379	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	37.66
110380	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure	Finance charges under disclosed by $326.79 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $195,the courier fees of $60 and $50 or a flood certificate fee of $18 as prepaid finance charges. There is a seller credit on line 217 of the HUD for $3000, a lender credit on line 809 for $400 and another lender credit on line 810 for $200, all three credits are not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	95	53.89
110381	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		1					Cashout Refi	Owner Occ	80	80	41.495
110383	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure				Purchase	Owner Occ	80	89.98	36.26
110384	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $118.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. There is a lender credit on line 816 of the HUD for $2731 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	73.85	73.85	42.49
110385	3	1			3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Cashout Refi	Owner Occ	62.06	62.06	24.98
110386	2	1			2	[2] Initial GFE Missing				Cashout Refi	Owner Occ	67.18	67.18	35.384
110387	3	3	[3] Final Application Missing		2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE)				Purchase	Owner Occ	69.74	69.74	35.91
110388	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $16,648.06 which exceeds the $35 tolerance for refinance transactions. Closing instructions were not located to indicate the Index used at closing. The lowest Index available within the look-back period is 3.95875%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.8	77.8	47.53
110389	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	64.75	64.75	48.07
110390	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $1880.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	50.9
110391	2	1			2	[2] State - Missing Commitment Letter				Purchase	Owner Occ	80	100	50.7
110393	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70
110394	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure				Purchase	Owner Occ	80	80	44.64
110395	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure				Cashout Refi	Owner Occ	80	88.33
110397	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 3/14/2006, loan originated XXXXX.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Credit Score Disclosure Not Present [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Final HUD not executed by the borrower or certified by the settlement agent.
Finance charges under disclosed by $1,174.95 which exceeds the $100 tolerance for purchase transactions. Final TIL appears to disclose MI through 78% LTV, however, unable to determine if MI was disclosed properly since NY permits PMI to terminate at 75% LTV.  Need PMI disclosure or other documentation evidencing that lender will terminate MI at 78% in order to make determination that total payments and all other affected TIL figures are disclosed accurately based on information known to creditor at the time disclosures were made.

								NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	86.24	86.24	42.2
110398	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit				Purchase	Owner Occ	80	80	44.54
110399	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure				Purchase	Owner Occ	74.07	77.85	42.78
110400	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $73.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	71.32	71.32	44.59
110401	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	70	70	45.65
110402	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement				Purchase	Owner Occ	80	99.23	39.5
110403	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Cashout Refi	Owner Occ	71.56	71.56	44.4
110404	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Purchase	Owner Occ	80	100	33.48
110405	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure	Finance charges under disclosed by $422.54 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	46.4
110406	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Purchase	Owner Occ	80	89.99	22.08
110407	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit				Purchase	Owner Occ	80	80	26.72
110408	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Estimated [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Broker Agreement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is not executed by borrower however is certified by the settlement agent. Finance charges under disclosed by $645.54 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	46.31
110409	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.25	90.24	42.61
110410	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	67.74	67.74	18.13
110412	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	80	89.27	41.69
110413	2	1			2	[2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application				Purchase	Owner Occ	80	95	35.37
110414	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	80	47.51
110415	2	1			2	[2] State - Missing Mortgage Broker Agreement				Cashout Refi	Owner Occ	70.85	70.85
110416	2	1			2	[2] State - Missing Cover Page / Social Security Disclosure				Cashout Refi	Owner Occ	69.91	69.91	37.32
110417	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	49.16
110418	3	1			3	[3] ROR Missing [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	66.39	66.39	37.68
110420	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application				Cashout Refi	Owner Occ	78.13	78.13	4.867
110421	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete	HUD in file is not executed by borrower or certified by settlement agent.	YES		Purchase	Owner Occ	80	100	42.637
110422	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	80	89.46	42.24
110424	3	3	[3] MI Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Attorney Disclosure [2] State - Missing Domestic Partnership Affidavit	Finance charges under disclosed by $45 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	81.26	81.26
110425	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	41.75
110426	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure	Finance charges under disclosed by $28,444.11 which exceeds the $100 tolerance for purchase transactions. It appears a lower index was used than the one in the look-back period. The lowest Index available within the look-back period is 3.33063%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	89.99	37.33
110427	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	100	44.859
110428	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account				Rate/Term Refi	Owner Occ	77.69	77.69	33.32
110429	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	22.64
110430	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	72.92	72.92	30.31
110431	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $176.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $500 that is not itemized, therefore, applied to non-APR fees first.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	61.73	61.73
110432	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure				Purchase	Owner Occ	80	99.98	42.1
110433	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Appraisal Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				Purchase	Owner Occ	72.99	80	43.05
110434	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	84.99	35.65
110435	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing				Purchase	Owner Occ	80	100	44.91
110436	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	94.99	44.41
110437	3	1			3	[3] TIL Incomplete [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Incomplete final TIL due to illegible payment schedule.	NO		Purchase	Owner Occ	80	95
110438	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	76.59	95.41	52.548
110439	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Home Equity Loan Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure

										Rate/Term Refi	Owner Occ	75	75	28.231
110440	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure				Rate/Term Refi	Owner Occ	80	80	37.65
110441	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	69.26	69.26	31.74
110442	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement				Rate/Term Refi	Owner Occ	79.05	79.05
110443	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	74.94	89.43	42.74
110444	3	3	[3] Final Application Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	89.93	43.12
110445	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	80	80	45.91
110446	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	HUD Line 1303 reflects Escrow pad for $350.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	70	70
110447	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interest rate Lock/Float Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.7
110448	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Broker Agreement				Cashout Refi	Owner Occ	70	70	35
110449	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	89.9	34.22
110450	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.22	85	32.5
110451	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	35.06
110452	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1,176.07 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 810 of the HUD for $500 and line 820 for $100 that are not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	95
110453	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Disclosure of Terms of Mortgage Application				Cashout Refi	Owner Occ	75	75	44.81
110454	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $80.17 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a tracking fee of $150, a courier fee of $60 and over disclosed the closing fee by $130 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	64.5	64.5	49.99
110455	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $550.01 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 206 of the HUD for $500 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	84.42	84.42	36.83
110456	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $1851.88 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	43.22
110458	3	3	[3] Appraisal Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68	68	38.92
110459	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	49.8
110460	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Rate/Term Refi	Owner Occ	75.81	85.34
110461	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	86.85	86.85
110462	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] Initial TIL Missing				Cashout Refi	Owner Occ	91.13	91.13
110463	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Interest Rate Lock/Float Information [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	86.13	86.13
110464	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	94	94	62.298
110465	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	85.95	85.95
110466	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.21	70.21
110467	3	3	[3] Credit Report Missing [3] Missing Title Evidence		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing				Cashout Refi	Owner Occ	79.44	79.44
110468	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	90	90	39.51
110470	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95	49.91
110471	2	1			2	[2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure				Cashout Refi	Owner Occ	98.26	98.26	54.98
110472	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.08	79.08	45.57
110474	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing	ROR executed by borrowers 11/17/2003 with expiration of rescission period noted as 11/20/2003, however, Final TIL reflects a signature date of 11/XX/2003.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	64.94	64.94	25.39
110476	3	3	[3] Credit Report Missing		2	[2] State - Missing Loan Commitment				Purchase	Owner Occ	95	95	39.2
110477	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	79.41	79.41	31.0316
110478	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	80.54	80.54	51.15
110479	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	41.248
110480	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Originator Disclosure				Cashout Refi	Owner Occ	82.43	82.43	45
110481	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	50.734
110482	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure				Cashout Refi	Owner Occ	95	95	34.99
110483	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] Missing Mortgage Brokerage Agreement [2] State - Missing Commitment Letter [2] Missing Mortgage Broker Disclosure of Loan Terms [2] State - Missing Important Prepayment Penalty Disclosure				Cashout Refi	Owner Occ	90	90	55.14
110484	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	45	45	18.42
110485	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Tangible Net Benefit Disclosure				Cashout Refi	Owner Occ	85	85	30.51
110486	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure				Purchase	Owner Occ	80	80	41.92
110487	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] Initial TIL Missing				Cashout Refi	Owner Occ	91.75	91.75
110488	1	1			1					Cashout Refi	Owner Occ	95.56	95.56	28.57
110489	3	3	[3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	40.62
110490	3	3	[3] Missing Initial Application		2	[2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	38.56
110491	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Licensed Lenders Regulations Itemized Schedule of Charges [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze				Purchase	Owner Occ	90	90	44.21
110493	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	86.3	86.3	49.339
110495	3	3	[3] Missing Initial Application		3	[3] State Late Charge Not Standard [3] TIL Incomplete [2] State - Missing Loan Origination and Compensation Agreement [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL incomplete due to the Finance Charge and Amount Financed sections being illegible. Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.	TESTED		Cashout Refi	Owner Occ	50.3	50.3	49.269
110496	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	79.09	79.09	48.2
110497	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	54.38	54.38	39.8504
110498	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	69.44	69.44	42.59
110499	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100
110500	3	3	[3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	42.59
110501	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.41	66.41	47.13
110502	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	71.67	80
110503	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.82	89.82	35.46
110504	3	3	[3] Application Unsigned [3] Initial Application Unsigned		3	[3] TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Purchase	Owner Occ	90	90	41.23
110505	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	76	76	17.98
110507	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $110.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	81.71	81.71	43.94
110508	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	27.13
110509	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.25 [3] TIL Incomplete [3] Note P&I Does Not Equal Final TIL P&I [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing
APR over disclosed by .9557 which exceeds the .25 tolerance.
Final TIL incomplete due to not being signed or dated by the borrower and reflects estimated APR, finance charges, amount financed and total payment figures.
Finance charges under disclosed by $39,069.45 which exceeds the $35 tolerance for refinance transactions.  Under disclosure due to final TIL reflecting interest only payment for first 5 years and note approved as a hybrid 3 year fixed loan with no interest only.
The Note reflects P&I of $1,124.87 and the TIL reflects an initial P&I of $1,024.73. Discrepancy appears to be document error: TIL is disclosed incorrectly with incorrect P&I payment.

								TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	35.1408
110510	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.7	94.7	30.8
110511	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	49.339
110512	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Cashout Refi	Owner Occ	98.68	98.68	41.95
110513	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	46.55	46.55	37.135
110514	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $605.06 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. Incomplete HUD due to missing attached fee breakdown for line 1102. Unable to determine if all fees were tested.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	74.97	74.97	16.77
110516	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Banker Disclosure	Finance charges under disclosed by $425.41 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose an escrow fee of $125, origination fee of $307.00 or a messenger fee of $60 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	34.72
110517	3	3	[3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 2/21/1997, loan originated XXXX.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $294.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	45.45	45.45	38.299
110518	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	67.08	67.08	41.82
110519	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement	Finance charge underdisclosed by $345.69, which exceeds the $35 tolerence for refinance transactions. Unable to determine under disclosure due to missing intemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	54.76	54.76	33.411
110520	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $598.71 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	59.908
110521	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor	Finance charges under disclosed by $203.81 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	74.98	74.98	33.3
110522	2	1			2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	53.04	53.04
110523	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	32.575
110524	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	68.08	68.08	43
110525	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $53.79 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	32.41	32.41	35.05
110526	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	75	75	45.44
110528	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption	Finance charges under disclosed by $175.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	50	50	38.75
110529	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
110530	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	38.18	38.18	45.35
110531	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing	Finance charges under disclosed by $906.55 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	64.4	64.4	30.27
110532	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $477.12 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	50.68	50.68	25.84
110533	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	87.5	87.5	36.8
110534	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Appraisal Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice	Finance charges under disclosed by $388.09 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	71.64	71.64	22.86
110538	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $871.52 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the lenders review fee of $405, the underwriting fee of $110 or the closing attorney fee of $550 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	46.95
110539	3	3	[3] Escrow Holdback	Estimated HUD reflects escrow pad for $400.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Estimated [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure	Estimated HUD in file is not executed by borrower however is certified by the settlement agent Finance charges under disclosed by $1,363.36 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	40.42
110541	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $405.53 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	69.99	69.99	16.991
110542	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80	26.21
110543	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	70	70	43.06
110544	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	73.31	73.31	39.78
110545	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $450.49 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	92.09
110546	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $262.45 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing attorney fee of $225.00 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	89.99	44.96
110547	3	3	[3] Missing Initial Application		2	[2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	28.723
110548	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] Affiliated Business Doc Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures. Finance charges under disclosed by $190.12 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the Closing fee of $508.50 as prepaid finance charge.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	23.11
110550	3	3	[3] Final Application Missing		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Purchase	Owner Occ	80	90	29.67
110551	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	42.73	42.73	34.28
110553	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $525 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	65.27	65.27	42.24
110554	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Purchase	Owner Occ	80	80	37.09
110555	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	71.43	71.43	33.6
110556	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $110.15 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	78.65	78.65	39.87
110557	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $976.88 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing attorney fee of $850, a flood fee of $11.00, a Tax service fee of $67.00 or the notice of settlement fee of $50.00 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	63.47	63.47	34.467
110558	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Rate/Term Refi	Second Home	43.48	43.48	39.88
110559	2	1			2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	37.38	37.38	39.17
110560	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing borrowers signature.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $238 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $190 and courier fee of $48 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	21.79	21.79	44
110561	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	34.55	34.55	54.195
110562	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $1779.08 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $2000 a prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	71.43	71.43	28.52
110563	2	1			2	[2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	71.15	71.15	30.89
110564	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement	Finance charges under disclosed by $5,481.48 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	49.55	76.09	40.896
110565	3	3	[3] Missing Title Evidence		3	[3] ROR Missing [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	58.82	58.82	36.449
110566	3	1			3	[3] ROR Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	74.32	74.32	40.7
110567	3	1			3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure		YES		Rate/Term Refi	Owner Occ	71.92	79.09	41.97
110568	2	1			2	[2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	34.88
110570	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $211.67 which exceeds the $100 tolerance for purchase transactions. TIL itemization disclosed Interim Interest of $862.40 and a closing fee of $495 as prepaid finance charges, however the HUD reflects Interim Interest of $808 and closing fee of $677.60. TIL itemization did not disclose a courier fee of $65 or a wire fee of $25 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	40.6
110571	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	73.97	73.97	49.02
110572	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	77.68	77.68	49.851
110573	2	1			2	[2] State - Missing Application Disclosure Statement				Cashout Refi	Owner Occ	72.91	72.91	27.45
110574	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	69.43	69.43	42.849
110575	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	80	15.83
110576	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	78.76	78.76	34.17
110577	3	3	[3] Final Application Missing		3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Final TIL incomplete due not being executed or dated by the borrower.	TESTED		Cashout Refi	Owner Occ	56.52	68.94	44.06
110579	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	80	36.1
110580	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] Initial TIL Missing				Cashout Refi	Owner Occ	36.81	36.81	10.94
110581	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment	Finance charges under disclosed by $254.81 which exceeds the $35 tolerance for refinance transactions. TIL Itemization did not disclose settlement fees: wire fee $25.00, Courier fee $57.00 and closing settlemnet fee $175.00 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	72.16	72.16	22.27
110582	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $1393.46 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	45.979
110583	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	73.09	73.09	34.92
110584	1	1			1					Purchase	Owner Occ	80	80	37.25
110585	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	80	80	32.547
110586	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing	Final HUD incomplete due to missing additional disbursement exhibit, unable to determine if all fees were able to be captured. Finance charges under disclosed by $2067.91 which exceeds the $100.00 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	27.04
110587	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	80	39.347
110588	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Owner Occ	90	90	39.37
110590	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice	Finance charges under disclosed by $212.97 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	57.3	57.3	64.36
110591	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	72	72	42.2
110595	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Second Home	87.72	87.72	54
110597	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90
110599	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing

										Cashout Refi	Owner Occ	79.66	79.66	40.01
110602	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	85	85	42.86
110603	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	75	75
110604	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	84.88	84.88	19.29
110605	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing				Purchase	Investment Property	100	100	48.08
110606	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	58.96	58.96	48.637
110607	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing				Cashout Refi	Investment Property	90	90	47.778
110608	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement				Cashout Refi	Owner Occ	95	95	45.589
110609	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	75	82.9	43.02
110613	2	2	[2] Subject is XXXXX	Per appraisal dated 08/16/07, subject property is a XXXXX.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement				Cashout Refi	Owner Occ	74	74	34.81
110615	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Cashout Refi	Owner Occ	80	80	27.18
110616	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	88.67	88.67
110617	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	80	44.894
110618	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90	115	45.9
110619	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Cashout Refi	Investment Property	80	80
110621	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
110623	3	1			3	[3] HUD-1 Incomplete [2] Credit Score Disclosure Not Present	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Cashout Refi	Owner Occ	79.47	79.47	51.03
110626	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	33.68
110627	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	55.26	55.26	49.706
110629	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $85 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	39.47
110638	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	70	100	41.24
110640	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Rate Lock				Cashout Refi	Owner Occ	80	80
110641	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Cashout Refi	Owner Occ	90	90	49.12
110642	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	54.41
110645	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	95	95	42.2
110646	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	80	94.99
110647	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95
110650	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	85	85	39.02
110651	2	1			2	[2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	80	80	37.33
110653	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement [2] State - Missing Loan Brokerage Disclosure Statement				Cashout Refi	Owner Occ	90	90	48.26
110654	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement				Purchase	Owner Occ	100	100	42.52
110656	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure

										Cashout Refi	Investment Property	57.78	57.78	42.15
110657	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	61.87	61.87	47.329
110658	3	3	[3] Credit Report Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	88.61	88.61	46.69
110660	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.93	93.87	46.97
110661	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	47.938
110663	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	41.28
110665	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	37.69
110669	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Cashout Refi	Owner Occ	80	80	37.26
110670	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Rate Lock Agreement [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is not executed by the borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	80	80	40.71
110671	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Mortgage Broker Agreement	Final HUD incomplete due to missing exhibit with additional fee breakdown, all fees were able to be captured.	NO		Purchase	Owner Occ	80	100	36.972
1153	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance	APR under disclosed by .7833 which exceeds the .125 tolerance. Finance charges under disclosed by $39833.82 which exceeds the $35.00 tolerance for Refinance transactions. Final TIL indicates the Index used was 1.00%. The closest Index available in look-back period is 2.19375%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	43.071
1179	1	1			1					Purchase	Owner Occ	93.01	93.01	38.44
1182	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Owner Occ	100	100	36.9
1195	2	1			2	[2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Investment Property	90	90	34.67
1222	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	100
1264	2	2	[2] Only Preliminary Title in File		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Originator Dislcosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	66.67	66.67
1278	3	3	[3] Missing Initial Application		2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	54.24	54.24	14.58
1290	3	3	[3] Initial Application Incomplete	The Initial 1003 Loan Application is missing page 4 of 4 pages.	3	[3] TIL Incomplete [3] Note Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice	Final TIL incomplete due to missing borrower signature.	YES		Cashout Refi	Owner Occ	74.26	74.26
1313	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Second Home	80	90.14	41.488
1343	3	1			3	[3] TIL Incomplete [2] Initial GFE Missing	TIL incomplete; Final TIL is a signed estimated copy,	NO		Purchase	Owner Occ	90	90	25.03
1357	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	89.66	89.66	35.7
1361	3	1			3	[3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL is Incomplete due to not being executed by borrower.	TESTED		Rate/Term Refi	Owner Occ	89.89	89.89	24.3082
1370	3	1			3	[3] TIL Incomplete	Final TIL incomplete due to the APR, finance charge, amount financed, and total payments listed as estimated.	NO		Purchase	Investment Property	89.38	89.38
14244	1	1			1					Purchase	Owner Occ	95	95	31.65
1460	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note	Finance charges under disclosed by $95 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a credit report fee of $30, a processing fee of $200 and a courier fee of $15 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	44.85
1468	2	1			2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Investment Property	90	90
1528	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing				Purchase	Second Home	95	95	45.068
1549	3	3	[3] Appraisal Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .3185 which exceeds the .25 tolerance. Finance charges under disclosed by $378.04 which exceeds the $100 for purchase. TIL Itemization did not disclose a settlement fee of $375 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	88.89	88.89	18.31
1579	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date		YES		Cashout Refi	Owner Occ	61.13	61.13	61.73
1620	3	2	[2] Combined Orig LTV >100%		3	[3] TIL Incomplete	Final TIL reflects a 5 year fixed period with a first payment date of 7/XX/2005, however, note terms indicate a 58 month fixed term with a first payment date of 9/XX/2005.	TESTED		Purchase	Owner Occ	101.91	101.91	41.284
1623	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $467.04 which exceeds the $35 for refinances. TIL itemization did not disclose an underwriting fee of $315.00 and processing fee of $175.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	37.24
1641	1	1			1					Purchase	Owner Occ	80	80	47.25
1655	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Second Home	75	75	31.87
1661	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $328.11 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	25.108
1704	1	1			1					Cashout Refi	Owner Occ	74.51	74.51	31.64
1728	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1	Finance charge under disclosed $270.97 which exceeds the $100 tolerance for purchases. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	50.5
1731	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	104.15	104.15	63.49
1859	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $522.89 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.77	74.77	29.32
1888	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement				Purchase	Owner Occ	95	95	53.42
1930	3	3	[3] Credit Report Missing		3	[3] ROR Incomplete	ROR incomplete due to missing ROR expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	67.62	67.62	11.945
1998	3	3	[3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure

							Finance charges under disclosed by $802.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	70	70	49.78
2069	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Purchase	Second Home	80	80	15.824
2124	3	1			3	[3] TIL Missing		NO		Construction To Perm	Owner Occ	72.55	72.55	30.795
2176	3	3	[3] Application Incomplete	Final 1003 is incomplete due not signed by the interviewer.	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	22.15	22.15	40.535
2223	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Anti-Coercion Notice [2] State - Missing Mortgage Loan Commitment [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 2.247 which exceeds the .125 tolerance. Finance charges under disclosed by $140,135.88 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing the amortization schedule.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	35.88
2240	3	1			3	[3] TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor		NO		Construction To Perm	Owner Occ	78	78	20.49
2318	1	1			1					Purchase	Owner Occ	80	95	35.975
2356	2	1			2	[2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Purchase	Owner Occ	95	95
2383	1	1			1					Purchase	Owner Occ	100	100	60.46
2421	1	1			1					Cashout Refi	Owner Occ	90	90	44.57
24431	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Construction To Perm	Second Home	80	80	N/A
24455	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Subject is Unique Property	Per appraisal dated 6/01/2004 subject is a XXXXX.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	28.311
24471	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to bottom portion of document cut off during imaging process.	3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure	Final HUD incomplete due to missing seller side of HUD, all borrower's fee tested.	NO		Purchase	Owner Occ	100	100	33.154
24490	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment	Finance charges under disclosed by $140.76 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	43.13
24551	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	90	90	36.26
24563	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet				Rate/Term Refi	Owner Occ	58.96	58.96	39
24570	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	47.33
24571	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	100
24621	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	100	100	39.25
24650	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing borrower's signature.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment	Finance charges under disclosed by $200.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of TIL.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	35.587
2466	3	1			3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Insurance Disclosure [2] State - Missing Notice of Residential Mortgage Loan Applicants [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] State - Missing Notice of Borrower's Right to Select Title Attorney		NO		Construction To Perm	Owner Occ	83.68	83.68	44.67
24681	2	1			2	[2] State - Missing Consumer Caution and Counseling Disclosure				Cashout Refi	Owner Occ	100	100	26.18
24691	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	80	80	33.803
24701	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL is marked final and was signed at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures. Finance charges under disclosed by $845.59 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	89.99	89.99	37
24710	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Insurance Disclosure [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	87.8	87.8	42.41
24760	3	3	[3] Initial Application Unsigned		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $200 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	61.18	76.06	31.377
24769	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE				Purchase	Owner Occ	97.06	97.06	32.038
24773	2	2	[2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Closing Statement / Closing Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE				Purchase	Owner Occ	79.2	101.87	39.021
24786	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Freedom to Choose Insurance Provider disclosure				Purchase	Owner Occ	100	100	24.336
24813	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Mising Illinois Mortgage Escrow Act Disclosure	Finance charges under disclosed by $48.48 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	61.22	70.2	34.62
24816	3	3	[3] Final Application Missing		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	99.86	99.86	24.25
24817	3	3	[3] Final Application Missing		2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	81.45	81.45	26.04
24824	3	3	[3] Initial Application Unsigned		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	89.98	89.98	41.131
24879	2	1			2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure

										Purchase	Owner Occ	100	100	40.629
24880	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	39.07
24882	1	1			1					Cashout Refi	Owner Occ	98.21	98.21	34.1
24915	3	3	[3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure	Finance charges under disclosed by $285.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.97	96.97	32.42
25001	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured House		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	86.54	86.54	23.912
25009	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	100	100	32.436
25017	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	3	[3] HUD-1 Incomplete [3] TIL Incomplete	Final HUD incomplete due to bottom portions of all pages are cut off, fees were tested. Final TIL incomplete due to bottom portion of page is cut off and missing borrower's signature.	YES		Cashout Refi	Owner Occ	100	100	37.56
25024	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement				Purchase	Owner Occ	100	100	26.75
25053	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment

										Purchase	Owner Occ	100	100	27.675
25066	2	1			2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Purchase	Second Home	80	80	29.416
25069	3	3	[3] Initial Application Unsigned		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing KY Notification to New Homeowners [2] State - Missing Advance Fee disclosure [2] State - Agency Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $341.24 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	41.102
25114	2	2	[2] Manufactured (XXX)		2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	75.71	75.71	55.094
25115	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Insurance Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	100	100	39.589
25128	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing borrower's signatures. Application taken face to face.	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Insurance Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	100	100	15.729
25139	3	1			3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure

							Finance charges under disclosed by $261.16 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	42.34
25169	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement				Purchase	Owner Occ	100	100	47.76
25181	3	3	[3] Application Incomplete	Final application incomplete due to missing page 4 of 4.	2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	37.566
25190	1	1			1					Purchase	Owner Occ	100	100	29.44
25197	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock				Purchase	Owner Occ	100	100	45
25210	3	3	[3] Credit Report Missing		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.26	100
25261	3	3	[3] Final Application Missing [3] Credit Report Missing [3] P&I stated and calculated exceeds tolerance 0.05	Note P&I of $772.24 exceeds the standard variance of $0.05 with a calculated P&I of $770.67; current variance of $1.57.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80.95	80.95	N/A
25276	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Construction To Perm	Owner Occ	71.38	71.38	38
25287	3	1			3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE		NO		Purchase	Owner Occ	100	100	24.12
25355	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Pre-Application Disclosure Statement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	100	42.25
25379	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure				Purchase	Owner Occ	97	97	50.09
25382	3	3	[3] MI Missing		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Purchase	Owner Occ	97	97	46.52
25386	3	3	[3] MI Missing [3] Appraisal Incomplete	Appraisal is done subject to completion; however there is no completion cert in file.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	90	90	44.19
25422	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Construction To Perm	Owner Occ	90	90	N/A
25429	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Construction To Perm	Owner Occ	99.15	99.15	53.08
25452	3	3	[3] Appraisal Incomplete	Appraisal is done subject to completion; however there is no completion cert in file.	3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Second Home	90	90	40
25478	3	3	[3] Appraisal Incomplete	The appraisal is incompete due to missing the completion certifiation.	3	[3] TIL Incomplete [2] State - Missing Broker Agreement	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Second Home	80	80	44.48
25484	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Lock In Agreement	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	78.36	78.36	48.144
25486	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	75	75	N/A
25495	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor	Finance charges under disclosed by $507.72 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.67	89.67	36.69
25497	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment				Cashout Refi	Owner Occ	52.84	52.84
25499	2	2	[2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	70.22	102.47
25543	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure	Finance charges under disclosed by $40.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85.6	85.6	38.93
25570	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present				Rate/Term Refi	Second Home	80	80	53.682
25579	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	91.64	91.64	63.89
25585	3	3	[3] Application Incomplete	Final application incomplete, as not signed by borrower.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Construction To Perm	Owner Occ	72.19	72.19	58.358
25637	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Purchase	Owner Occ	95	95	53.97
25662	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing MD Finance Agreement [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	80	80
25684	2	1			2	[2] State - Missing Consumer Caution and Counseling Disclosure				Purchase	Owner Occ	100	100	38.1
25692	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	100	100	45.18
25694	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] Initial TIL Missing	Finance charges under disclosed by $60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	98.85	98.85	34
25706	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 3/7/2005, loan originated XXXX.	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Purchase	Owner Occ	89.56	100	34.56
25733	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Purchase	Owner Occ	100	100	34.647
25736	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	87.76	87.76	37.281
25750	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Cashout Refi	Owner Occ	95.45	95.45	23.84
25782	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing	Finance charges under disclosed by $700.25 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	84.91	84.91	55
25806	3	3	[3] Initial Application Unsigned		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure		YES		Construction To Perm	Owner Occ	90	90	52.36
25859	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Purchase	Owner Occ	95	95	38
25875	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	80	80
25893	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	100	100	36.565
25903	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	100	45.798
25936	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	48.446
25960	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $390.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	30.323
25992	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	80.18	80.18
26024	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	28.79	92.99	28.691
26041	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Purchase	Owner Occ	93.2	98	38.162
26055	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE [2] Initial TIL Missing	Finance charges under disclosed by $240.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	99.45	99.45	26.29
26080	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	100	100	39.035
26091	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	94.92	94.92	33.345
26107	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
26166	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	100	100	27.618
26182	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Credit Score Disclosure Not Present				Rate/Term Refi	Owner Occ	85	100	28.6
26189	1	1			1					Purchase	Owner Occ	100	100	31.218
26194	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $52.95 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	99.58	99.58	39.895
26234	3	3	[3] Missing Initial Application		2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure

										Purchase	Owner Occ	80	100	42.439
26273	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure				Purchase	Owner Occ	90	90	42.001
26291	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Mortgage Loan Commitment				Purchase	Investment Property	50	50
26320	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	99.28	99.28	37.507
26340	3	3	[3] Escrow Holdback	HUD line 104 reflects $10,750 escrow hold back for repairs. Escrow agreement is in file.	1					Purchase	Owner Occ	100	100	45.96
26344	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Freedom to Choose Insurance Provider disclosure				Purchase	Owner Occ	80	100	43.343
26368	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $859.36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	64.69
26370	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing

								NO		Purchase	Owner Occ	100	100
26384	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	30
26446	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Rate/Term Refi	Owner Occ	99.95	99.95	36.747
26479	3	1			3	[3] TIL Incomplete [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	62.81	62.81	21
26514	3	3	[3] MI Missing		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	90	90	22
26529	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock				Purchase	Owner Occ	100	100	36.15
26538	3	3	[3] Credit Report Incomplete	Credit report incomplete due to missing credit scores.	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

							APR under disclosed by .1405 which exceeds the .125 tolerance. Finance charges under disclosed by $450.06 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75	11.82
26549	1	1			1					Cashout Refi	Owner Occ	99.41	99.41	37.013
2657	1	1			1					Cashout Refi	Owner Occ	66.36	66.36	74.49
26621	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75	75
26633	3	1			3	[3] TIL Incomplete [2] State - Missing Pre-Application Dislcosure	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	55.6	55.6	26.352
26652	3	3	[3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure				Cashout Refi	Owner Occ	75.3	75.3	42.4
26662	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Rate/Term Refi	Owner Occ	88.33	88.33
26701	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure	Finance charges under disclosed by $261.30 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97.09	97.09	38.631
2676	1	1			1					Cashout Refi	Owner Occ	33.08	33.08	44.085
26804	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $367.85 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	43.765
26807	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure	Finance charges under disclosed by $564.47 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. ROR executed by borrowers 08/31/2007 with expiration of rescission period noted as 09/05/2007. HUD reflects a funding date of 09/XX/2007, equal to the rescission period expiration date, and $530.38 interest was credited on page 1 of the HUD1		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.33	78.33	36.646
26829	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)	Finance charges under disclosed by $69.60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	41.33
26832	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Purchase	Owner Occ	79.4	79.4	46
26867	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	100	100	42.68
26889	2	1			2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Cashout Refi	Owner Occ	94.98	94.98	35.5
26935	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	3	[3] Rescission Period under 3 days [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Discrimination Notice [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment	ROR executed by borrowers 10/25/2007 with expiration of rescission period noted as 10/29/2007, however final TIL is dated 11/XX/2007.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	71.25	71.25	39.49
26954	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	41.027
26957	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $ 814.45 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Unable to apply the $1123 lender credit on line 204 of the HUD due to missing the credit itemization.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75.26	75.26	46.06
26970	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	100	100	43.097
26990	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $44.36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	29.973
27011	3	3	[3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] State - Missing KY Fair Housing Law Disclosure	ROR executed by borrowers 8/6/2007 with expiration of rescission period noted as 8/9/2007, however, the HUD reflects a funding date of 8/XX/2007.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100	36.773
27123	3	1			3	[3] TIL Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL is executed by borrower at closing; however reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	NO		Construction To Perm	Owner Occ	80	80	63.399
27199	2	1			2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Purchase	Owner Occ	100	100	29
27210	3	1			3	[3] HUD-1 Incomplete [3] TIL Incomplete [2] Affiliated Business Doc Missing	Final HUD incomplete due to bottom of page 1 being cut off. Fees were captured. Final TIL is executed by borrower at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	NO		Construction To Perm	Owner Occ	89.86	89.86	45.542
27221	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure	Finance charges under disclosed by $470 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	97	24.05
27239	3	3	[3] Appraisal Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing KY Fair Housing Law Disclosure				Rate/Term Refi	Owner Occ	78.82	78.82	21
27246	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 02/26/2011 of ($4,395.05) but final HUD discloses a credit of ($2,757.55). This is due to the fact that GFE5 dated 03/11/2011 reflects an undocumented decrease in Credit for interest rate from ($4,395.05) to ($2,757.55) therefore an undocumented increase in Adjusted Origination charges from $1,104.38 to $2,741.88.			Rate/Term Refi	Owner Occ	89.73	89.73	42
27248	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.27	94.27
27255	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence		3
[3]   Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   Loan is subject to IL Predatory Lending Database Program

							Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file.			Cashout Refi	Owner Occ	76.91	76.91
27307	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)	Finance charges under disclosed by $174.05 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	93.88	93.88	52.26
27359	3	1			3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   APR Tolerance UnderDisclosed 0.25
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

							APR under disclosed by .2894 which exceeds the .25 tolerance. Finance charges under disclosed by $5820.12 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used at origination than the 7.274 % Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	33.2
27390	1	1			1					Purchase	Owner Occ	100	100	38.491
27391	3	3	[3] Escrow Holdback [3] Initial Application Incomplete	HUD line 104 reflects $1,500 escrow hold back for repairs. Escrow agreement is not in file. Initial application incomplete due to missing origination entity information.	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	85	85	13.6081
27443	2	1			2	[2] State - Missing KY Fair Housing Law Disclosure				Purchase	Owner Occ	100	100	39.437
27498	3	3	[3] Missing Initial Application		3	[3] TIL Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, and total payment figures.	NO		Construction To Perm	Owner Occ	79.41	79.41	81.28
27537	3	3	[3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing

							Finance charges under disclosed by $344.99 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	39.74
27575	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $323.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	35.49
27622	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	26.837
27627	3	3	[3] Appraisal Incomplete	Appraisal is incomplete due to being done subject to completion, however the completion cert is not in file.	3	[3] TIL Incomplete [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] Credit Score Disclosure Not Present	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	87.28	87.28	51
27649	3	1			3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	53.49
27669	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice of Right to Select Attorney				Purchase	Second Home	76.19	76.19	37.68
27675	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure				Cashout Refi	Owner Occ	88.48	88.48	28.182
27679	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Rate Lock	Finance charges under disclosed by $238.98 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	93.91	104.26	34.121
27767	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Purchase	Owner Occ	100	100	29.605
27772	3	3	[3] Credit Report Missing		2	[2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Cashout Refi	Owner Occ	80	85
27789	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Incomplete Final Application due to missing origination entity information. Incomplete Initial Application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Insurance Disclosure [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Optional Credit Insurance Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE				Rate/Term Refi	Investment Property	80	86.57	42.17
27793	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement				Purchase	Owner Occ	94.69	99.26	28.231
27833	1	1			1					Cashout Refi	Owner Occ	99.14	99.14	38.33
27835	3	1			3	[3] TIL Incomplete [2] Affiliated Business Doc Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	79.92	94.92	25
27837	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing KY Notification to New Homeowners				Purchase	Owner Occ	91.92	91.92	38.593
27853	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Cashout Refi	Owner Occ	75.45	75.45
27868	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	75
27891	3	1			3	[3] TIL Incomplete [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	TESTED		Construction To Perm	Owner Occ	74.77	74.77	49
27895	2	1			2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

										Purchase	Owner Occ	95	95	42.61
27912	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	100	100	48.92
27941	1	1			1					Construction To Perm	Owner Occ	94.29	94.29	55.407
27967	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete	APR under disclosed by .2862 which exceeds the .125 tolerance. Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures. Finance charges under disclosed by $5613.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	79.86	79.86	43.206
27996	3	3	[3] Appraisal Missing [3] MI Missing		1					Rate/Term Refi	Owner Occ	89.11	89.11	40.515
28000	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Insurance Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Automated Valuation Report Notice w/ copy of AVM	Finance charges under disclosed by $62.98 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90.93	90.93
28022	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.125 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure	APR under disclosed by .1829 which exceeds the .125 tolerance. Finance charges under disclosed by $676 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose any prepaid finance charges.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	27.73
28029	3	1			3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure		NO		Cashout Refi	Second Home	80	80	27.706
28033	3	3	[3] Final Application Missing		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							Finance charges under disclosed by $210.04 which exceeds the $100.00 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	45.22
28058	3	1			3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   Note P&I Does Not Equal Final TIL P&I
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice

							Finance charges under disclosed by $85968.83 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used at origination than the 9.85666% Index available within the look-back period. The Note reflects P&I of $901.52 and the TIL reflects an initial payment of $412.50 which is the interest only during construction period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	80.09	80.09	32
28065	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement				Purchase	Owner Occ	100	100	48.265
28218	3	3	[3] MI Missing [2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing MD Finance Agreement [2] State - Missing MD Mandatory Arbitration Disclosure [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	103	103	37.91
28282	3	3	[3] MI Missing [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present				Purchase	Owner Occ	103	103	29.1
28312	1	1			1					Purchase	Investment Property	79.99	79.99	N/A
28313	2	1			2	[2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing				Purchase	Investment Property	79.99	79.99
28442	2	1			2	[2] State - Missing Notice of Expiration of Loan Commitment [2] State - Pre-Application Disclosure Statement				Purchase	Owner Occ	37.74	70	40.56
28499	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Disclosure of Terms of Mortgage Application	Finance charges under disclosed by $535.45 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $2492.33 lender credit on line 205 of the HUD due to missing the credit itemization.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	152.41	152.41
28500	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Originator's Federal Registration NMLS License Status is Inactive [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Tangible Net Benefit Disclosure	Finance charges under-disclosed by $543.21 which exceeds the $35 tolerance for refinance transactions. Unable to apply the $1420.50 lender credit on line 204 of the HUD due to missing the credit itemization. NMLS website verifies the Loan Originator, XXXX was authorized to represent the subject Origination Company, XXXX under NMLS ID XXXX. However, the Loan Originator's authorization ended 08/06/2012 and license was inactive at the time of loan closing XXXX.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	102.67	102.67
28501	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $769 which exceeds the $35 tolerance for Refinance transactions. Unable to apply the $1224.50 lender credit on line 204 of the HUD due to missing the credit itemization.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	129.42	129.42
28503	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $555.22 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $3197.04 lender credit on line 204 of the HUD due to missing the credit itemization.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	109.16	123.46
28511	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100% [2] Original LTV > 125%		1					Rate/Term Refi	Investment Property	137.5	137.5
28512	2	2	[2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	100.31	100.31	32.62
28515	3	3	[3] MI Missing [2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	102.48	102.48	33.32
28536	3	3	[3] MI Missing [2] Combined Orig LTV >100%		1					Purchase	Owner Occ	103	103	31.57
28546	3	3	[3] MI Missing [2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	103	103	33.63
30	3	3	[3] Appraisal Missing		3	[3] Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to ILPLDP. Certificate of Compliance/Exemption not in file.			Rate/Term Refi	Owner Occ	91	91	33.7
3001	3	1			3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing		NO		Construction To Perm	Owner Occ	55.04	55.04	115.374
301	2	1			2
[2]   State - Missing Refinance Dislcosure
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   GFE5 Reason(s) for any other revision(s) not documented
[2]   GFE10 Reason(s) for any other revision(s) not documented
[2]   GFE17 Reason(s) for any other revision(s) not documented
[2]   GFE18 Reason(s) for any other revision(s) not documented
[2]   GFE19 Reason(s) for any other revision(s) not documented
[2]   GFE1 Fees Not Disclosed Correctly
[2]   GFE2 Fees Not Disclosed Correctly
[2]   GFE3 Fees Not Disclosed Correctly
[2]   GFE4 Fees Not Disclosed Correctly
[2]   GFE5 Fees Not Disclosed Correctly
[2]   GFE6 Fees Not Disclosed Correctly
[2]   GFE7 Fees Not Disclosed Correctly
[2]   GFE8 Fees Not Disclosed Correctly
[2]   GFE9 Fees Not Disclosed Correctly
[2]   State - Missing Tangible Net Benefit Disclosure

GFE1 dated 12/14/2012 improper fee disclosure due to scoring fee of $16.75 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE10 dated 6/17/2013 reflects an undocumented change in the loan program from a 10 year fixed to a 15 year fixed rate program.
GFE17 dated 7/11/2013 reflects an undocumented change in the loan program from a 15 year fixed to a 10 year fixed rate program.
GFE18 dated 7/19/2013 reflects an undocumented change in loan amount from $103,300 to $100,000.
GFE19 dated 7/23/2013 reflects an undocumented change in loan amount from $100,000 to $98,200.
GFE2 dated 2/9/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE3 dated 3/20/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE3 dated 3/20/2013 reflects an undocumented change in loan amount from $106,142.10 to $102,500.00.
GFE4 dated 3/30/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE5 dated 4/16/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE5 dated 4/16/2013 reflects an undocumented change in loan amount from $102,500 to $103,300.
GFE6 dated 5/7/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE7 dated 5/13/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE8 dated 6/5/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.
GFE9 dated 6/6/2013 improper fee disclosure due to scoring fee of $13.50 being disclosed in Required services that we select section instead of being disclosed under our origination charges.

										Rate/Term Refi	Owner Occ	41.79	41.79	66.04
3037	1	1			1					Rate/Term Refi	Owner Occ	78.79	95	54.599
3059	1	1			1					Purchase	Owner Occ	100	100	36.19
3104	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	100	100	29.837
3174	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Initial GFE Missing [3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	165	165	44.286
3193	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	HUD line 207 reflects $300 escrow hold back for repairs. Escrow agreement is not in file	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75	75	38.217
3211	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	APR under disclosed by .6452 which exceeds the .125 tolerance. Finance charges under disclosed by $879.11 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	80	80	22.25
3214	3	3	[3] Final Application Missing [3] Balloon Under 7 Years [2] Only Attorney's Opinion in File	Note terms indicate 5 year balloon.	3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $190.36 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose a closing attorney fee of $200 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95.09	95.09
3220	3	3	[3] Appraisal Missing [3] Final Application Missing [2] Only Attorney's Opinion in File		2	[2] Affiliated Business Doc Missing [2] State - Missing Title Insurance Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
3229	3	3	[3] Final Application Missing		2	[2] State - Missing Application Disclosure [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Cashout Refi	Owner Occ	80	80	23.85
33	3	1			3	[3] Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to ILPLDP. Certificate of Compliance/Exemption not in file.			Rate/Term Refi	Owner Occ	94.96	94.96	33.22
3310	2	1			2	[2] State - Missing Loan Origination and Compensation Agreement				Cashout Refi	Owner Occ	80	100
3329	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	89.89	89.89	42.22
3335	3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05	Note P&I of $591.46 exceeds the standard variance of $0.05 with a calculated P&I of $591.19; current variance of $0.27.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Disclosure Statement Required for Residential Construction Contract	Finance charges under disclosed by $47.70 which exceeds the $35 tolerance for refinances transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	89.89	89.89
337	3	1			3	[3] TIL Missing [3] HUD1 Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application [2] State - Missing Oral Agreement Notice	HUD1 Incomplete due to missing signatures	NO		Rate/Term Refi	Investment Property	63.63	63.63	86.32
3384	3	3	[3] Application Incomplete [2] Combined Orig LTV >100%	Application incomplete due to missing page 4 of 4.	1					Purchase	Investment Property	93.15	106.85	38
3390	3	3	[3] Appraisal Incomplete [3] Initial Application Incomplete [3] Credit Report Incomplete	Appraisal incomplete due to being illegible. Credit report incomplete due to being illegible. Initial application incomplete due to being illegible.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer				Purchase	Owner Occ	100	100	45.06
3406	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
3418	3	3	[3] Final Application Missing [3] Credit Report Incomplete	Credit report incomplete due to being illegible.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] State Late Charge Not Standard	APR under disclosed by .1466 which exceeds the .125 tolerance. Finance charges under disclosed by $558.17 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. Late charge fee of 5% exceeds the max allowed of 4% for the state Mississippi.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	94.95	94.95	48
3419	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement and HUD for subject property. Unable to determine if borrower is paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
3474	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Owner Occ	62.67	69.33	41.59
3535	3	3	[3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97	97	34.12
355	3	1			3	[3] HUD1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date	HUD incomplete due to note being signed by the borrower or stamped by the settlement agent.	NO		Cashout Refi	Investment Property	50.81	50.81	5.623
3557	3	1			3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing		YES		Rate/Term Refi	Owner Occ	84.08	93.88	35.96
359	1	1			1					Rate/Term Refi	Owner Occ	82.7	82.7	34.21
3604	3	3	[3] Missing Initial Application		3	[3] HUD-1 Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure		NO		Purchase	Investment Property	80	80	28.23
365	3	3	[3] Note Incomplete [3] APN Differences Between Title and Appraisal Documents [2] Past Foreclosure	Loan files contians two notes both executed the day of closing with two different loan amounts. The APN On title is XXXX and on Appraisal is XXXX.	2	[2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Title Insurance Notice				Cashout Refi	Owner Occ	51.35	51.35	20.18
3683	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete	Incomplete Initial 1003 due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing	APR under disclosed by .4752 which exceeds the .25 tolerance. Finance charges under disclosed $4232.70 which exceeds $100 maximum for purchase transaction. It appears the lender used a lower index than available during the look back period.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90.41	90.41	23
3691	3	3	[3] Missing Initial Application		1					Purchase	Investment Property	80	80	78.73
3735	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $21,015.89 which exceeds the $100 tolerance purchase transactions. Closing instructions were not provided to indicate what Index was used at origination; the lowest Index available within the look-back period is 2.95%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75	53.05
375	2	2	[2] Over Supply - Yes [2] Comps Not w/in 6 Months		2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] GFE2 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure	Comparison of GFE & HUD fees inaccurate; Adjusted Origination Charges from final GFE dated 03/15/2013 reflect $2,266.00; however, GFE column of comparison reflects $1,533.00 for Adjusted Origination Charges. GFE2 dated 02/27/2013 reflects an undocumented increase in interest rate from 3.5% to 4%, and an an undocumented change in loan amount from $149,165 to $148,066.			Purchase	Owner Occ	96.45	99.45	38.19
390	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented [2] GFE6 Reason(s) for any other revision(s) not documented [2] GFE7 Reason(s) for any other revision(s) not documented	GFE2 dated 01/28/2013 reflects an undocumented change in loan amount from $260,000 to $259,500. GFE3 dated 06/19/2013 reflects an undocumented change in loan amount from $259,500 to $259,835. GFE4 dated 06/20/2013 reflects an undocumented change in loan amount from $259,835 to $259,935. GFE5 dated 11/06/2013 reflects an undocumented change in loan amount from $259,935 to $254,962. GFE6 dated 12/16/2013 reflects an undocumented change in loan amount from $254,962 to $254,069. GFE7 dated 12/18/2013 reflects an undocumented change in loan amount from $254,069 to $254,008.			Rate/Term Refi	Owner Occ	87.54	93.55	55.53
3948	3	3	[3] Appraisal Missing [3] Application Incomplete [2] Only Attorney's Opinion in File	Final application incomplete due to not being dated by the borrower.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $150 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not include closing atty fee of $150 as a prepaid finance charge. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.  Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
										Cashout Refi	Owner Occ	67.5	67.5
3954	1	1			1					Construction To Perm	Owner Occ	90	90
396	3	2	[2] Declining Values/Market [2] Comps Not w/in 90 Days (Declining Market)		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure	Finance charges under disclosed by $351.80, which exceeds the $100.00 for Purchase transactions. TIL Itemization disclosed title service fees of $650.00 however HUD reflects $1,025.00. Loan is subject to IL Predatory Lending Database Program. Certificate of Exemption from IL Predatory Lending Database Program found in file.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.5	99.49	41.09
3978	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	85	85
4032	1	1			1					Cashout Refi	Owner Occ	80	80
404	2	2	[2] Over Supply - Yes [2] Comps Not w/in 6 Months		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] GFE2 Reason(s) for any other revision(s) not documented [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure	GFE2 dated 02/04/2013 reflects an undocumented change in loan amount from $128,397 to $126,500. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is in file.			Purchase	Owner Occ	92.67	100	24.55
4058	3	3	[3] Initial Application Incomplete	Initial application Incomplete due to missing lender entity.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application	APR under disclosed by .2772 which exceeds the .125 tolerance. Finance charges under disclosed by $1500 which exceeds the $100 for purchase. TIL Itemization did not disclose settlement fees: the origination charge of $1,200.00 and the commitment fee of $300.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100
406	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Domestic Partnership Affidavit [2] Missing GFE(s) [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fee inaccurate; final GFE dated 06/10/2013 reflects origination fee of $401.25 and adjusted origination of $977.75 however GFE column of comparison reflects origination fee of $401 and adjsuted origination of $978.00
GFE2 dated 03/13/20131 reflects an undocumented change in loan amount from $80,340 to $80,500. The Change of circumstance letter in file only reflects changes to box 1 for origination fee and box 2 for credit/charge for interest.
GFE3 dated 03/16/2013 reflects an undocumented change in loan amount from $80.500 to $79,830. The Change of circumstance letter in file only reflects changes to box 1 for origination fee and box 2 for credit/charge for interest.
GFE4 dated 03/28/2013 reflects an undocumented change in loan amount from $79,830 to $80,200. The Change of circumstance letter in file only reflects changes to box 1 for origination fee and box 2 for credit/charge for interest.
GFE5 dated 06/10/2013 reflects an undocumented change in loan amount from $80,200 to $80,250. The Change of circumstance letter in file only reflects changes to box 1 for origination fee.
Missing GFE due to re-disclosure changed circumstance letter dated 03/13/2013 indicating that a previous GFE with a discount fees of $1398.49 and origination fee of $397.75 is being changed. That GFE was not enclosed in the loan file.

										Rate/Term Refi	Owner Occ	64.45	64.45	8.98
4066	3	1			3	[3] HUD-1 Incomplete [3] TIL Incomplete	Final HUD not signed by the borrower. Final TIL incomplete due to not signed by borrower.	NO		Purchase	Owner Occ	46.72	46.72
407	2	2	[2] Credit Score < 550		2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented
GFE2 dated 07/08/2013 reflects an undocumented change in the loan amount from $106,823 to $107,000. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE3 dated 09/19/2013 reflects an undocumented change in the loan amount from $107,000 to $105,930. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE4 dated 11/14/2013 reflects an undocumented change in the loan amount from $105,930 to $105,880. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE5 dated 11/14/2013 reflects an undocumented change in the loan amount from $105,880 to $105,200. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.

										Rate/Term Refi	Owner Occ	79.03	100.42	120.62
410	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented	GFE2 dated 11/06/2013 reflects an undocumented change in loan amount from $177,075 to $177,555. The Change of circumstance letter in file only reflects changes to preliminary interest. GFE3 dated 11/18/2013 reflects an undocumented change in loan amount from $177,555 to $177,100. The Change of circumstance letter in file only reflects changes to preliminary interest.			Rate/Term Refi	Owner Occ	124.51	124.51	36.43
4121	3	3	[3] Final Application Missing		3	[3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Broker Dislcosure [2] State - Missing Title Protection Disclosure [2] State - Missing Choice of Insurance Disclsoure		NO		Purchase	Owner Occ	20	100
4127	3	3	[3] Missing Title Evidence		1					Rate/Term Refi	Owner Occ	89.08	89.08	27.85
4140	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing	Finance charges under disclosed by $369.96 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95.4	95.4	36.74
415	3	3	[3] Employment Not Prop. Verified [2] Past Bankruptcy	VVOE dated within 10 days of the note date is not provided. VVOE in file is dated 10/08/2013 and note is dated XXXX	3	[3] Initial GFE Missing [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; Initial deposit for escrow from final GFE dated 10/08/2013 reflects $1314.60 however GFE column of comparison reflects $0 for Initial deposit for escrow. Also, GFE column of comparison does not reflect fees for daily interest. Initial GFE missing due to lock dated 08/23/2013. This GFE was not enclosed in the loan file.			Rate/Term Refi	Investment Property	83.8	83.8	22.26
4170	3	1			3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	88.89	88.89	41.38
4181	3	3	[3] MI Missing [2] Manufactured (XXX)	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3
[3]   Federal Higher-Priced Mortgage Loan
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   GFE5 Reason(s) for any other revision(s) not documented
[2]   GFE6 Reason(s) for any other revision(s) not acceptable
[2]   GFE7 Reason(s) for any other revision(s) not acceptable
[2]   GFE8 Reason(s) for any other revision(s) not acceptable
[2]   GFE13 Reason(s) for any other revision(s) not acceptable
[2]   GFE14 Reason(s) for any other revision(s) not acceptable
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   GFE1 Fees Not Disclosed Correctly
[2]   GFE2 Fees Not Disclosed Correctly
[2]   GFE3 Fees Not Disclosed Correctly
[2]   GFE4 Fees Not Disclosed Correctly
[2]   GFE5 Fees Not Disclosed Correctly
[2]   GFE6 Fees Not Disclosed Correctly
[2]   GFE7 Fees Not Disclosed Correctly
[2]   GFE8 Fees Not Disclosed Correctly
[2]   GFE9 Fees Not Disclosed Correctly
[2]   GFE11 Fees Not Disclosed Correctly
[2]   GFE12 Fees Not Disclosed Correctly
[2]   GFE13 Fees Not Disclosed Correctly
[2]   GFE14 Fees Not Disclosed Correctly
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Disclosure of Facts Material to the Borrower's Decision, Rights or Interests

Comparison of GFE & HUD fees inaccurate; final GFE dated 05/03/2012 reflects no credit for interest rate, $625 adgjusted origination, $282.04 escrow and $168.72 daily interest however GFE column of comparison reflects $187.62 credit for interest rate, $437.38 adjusted origination, $330.69 escrow and $248.64 daily interest.
Federal Higher-Priced Mortgage Loan Federal Higher-Priced Mortgage Loan - stated APR (5.600%) exceeds the HPML threshold of 5.55% (1.5% over applicable APOR, 4.05%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
GFE1 dated 10/12/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE11 dated 01/27/2012 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE12 dated 02/20/2012 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE13 dated 02/29/2012 does not sufficiently identify the reason for change in loan amount from $72,675 to $74,550.  COC in file reflects the loan amount changed however does not state the reason for the change.
GFE13 dated 02/29/2012 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE14 dated 03/05/2012 does not sufficiently identify the reason for change in loan amount from $74,550 to $73,822.  COC in file reflects the loan amount changed however does not state the reason for the change.
GFE14 dated 03/05/2012 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE2 dated 10/13/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE3 dated 10/19/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE3 dated 10/19/2011 reflects an undocumented change in loan amount from $113,059 to $74,560.73.
GFE4 dated 10/25/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE5 dated 11/17/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE5 dated 11/17/2011 reflects an undocumented change in loan amount from $74,560.73 to $74,560.
GFE6 dated 12/06/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE6 dated 12/06/2011does not sufficiently identify the reason for change in loan amount from $74,560.73 to $72,729.51.  COC in file reflects the loan amount changed however does not state the reason for the change.
GFE7 dated 12/07/2011 does not sufficiently identify the reason for change in loan amount from $72,729.51 to $74,205.59.  COC in file reflects the loan amount changed however does not state the reason for the change.
GFE7 dated 12/07/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE8 dated 12/09/2011 does not sufficiently identify the reason for change in loan amount from $74,205.59 to $71.989.  COC in file reflects the loan amount changed however does not state the reason for the change.
GFE8 dated 12/09/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.
GFE9 dated 12/16/2011 fees not disclosed correctly due to the Scoring fee not included into the origination charges.

									Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Purchase	Owner Occ	96.5	96.5	50.61
4183	3	1			3	[3] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Loan is subject to IL Predatory Lending Database Program
Comparison of GFE & HUD fees inaccurate; Homeowner's Insurance charges from final GFE dated 5/26/2010 reflects $600 however GFE column of comparison reflects $545 for Homeowner's Insurance.
GFE1 dated 5/12/2010 Important Dates Section, Other Settlement Charges Good Through Date is 5/17/2010, which is less than the 10 business days required.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
Missing GFE due to re-disclosure changed circumstance letter dated 5/11/2010 indicating that a previous GFE with a loan amount and interest rate floating is being changed to lock. The previous GFE was not enclosed in the loan file.

										Purchase	Owner Occ	80	80.98	33.19
4208	3	3	[3] Credit Report Missing		2	[2] State - Missing Mortgage Banker Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Purchase	Owner Occ	100	100	44.37
422	3	3	[3] MI Missing [2] Comps Not w/in 6 Months	Missing evidence that Mortgage insurance coverage of at least 16% with an MI loan-level price adjustment or obtain mortgage insurance coverage of 30% was obtained as required per approval.	1					Purchase	Owner Occ	97	97	32.74
4252	3	3	[3] Appraisal Missing		3	[3] Federal Higher-Priced Mortgage Loan [2] GFE5 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not acceptable [2] GFE4 Reason(s) for any other revision(s) not acceptable [2] GFE7 Reason(s) for any other revision(s) not acceptable [2] GFE8 Reason(s) for any other revision(s) not acceptable [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] HMDA-reportable rate spread (10/1/09 and later)
Comparison of GFE & HUD fees inaccurate; GFE column of comparison does not reflect fees for Homeowner's Insurance; Final GFE dated 11/06/2013 disclosed Daily interest as $127.16 however GFE column of comparison reflects $119.68.
Federal Higher-Priced Mortgage Loan Federal Higher-Priced Mortgage Loan - stated APR (5.066%) exceeds the HPML threshold of 4.87% (1.5% over applicable APOR, 3.37%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
GFE3 dated 09/12/2013 does not sufficiently identify the reason for increase in loan amount from $63,964.89 to $65,754.89. COC in file reflects changes to loan parameters however does not state the reason for the change.
GFE4 dated 09/14/2013 does not sufficiently identify the reason for decrease in loan amount from $65,754.89 to $64,288.31. COC in file reflects changes to loan parameters however does not state the reason for the change.
GFE5 dated 10/10/2013 reflects an undocumented change in loan amount from $64,288.31 to $64,700 .
GFE7 dated 11/04/2013 does not sufficiently identify the reason for decrease in loan amount from $64,700 to $64,500. COC in file reflects changes to loan parameters however does not state the reason for the change.
GFE8 dated 11/06/2013 does not sufficiently identify the reason for decrease in loan amount from  $64,500 to $64,280. COC in file reflects changes to loan parameters however does not state the reason for the change.  Additionally, there was an undocumented increase in the interest rate from 4.17% to 4.19%.

									Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Rate/Term Refi	Owner Occ	93.84	93.84	19.38
430	2	2	[2] Comps Not w/in 6 Months [2] Comps Not w/in 1 Mile (XXX)		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	96.5	102.23	43.97
4310	3	2	[2] Combined Orig LTV >100%		3
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[3]   GFE4 Reason(s) for interest rate-related revision(s) not documented
[3]   GFE5 Reason(s) for interest rate-related revision(s) not documented
[2]   GFE5 Reason(s) for any other revision(s) not documented
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure

GFE4 dated 07/28/2011 reflects an undocumented increase in Charge for interest rate from ($1020.39) to $510.20 therefore an undocumented increase in Adjusted Origination charges from ($30.39) to $1500.20.
GFE5 dated 07/31/2011 reflects an undocumented change in loan amount from $408,156 to $408,000.
GFE5 dated 07/31/2011 reflects an undocumented increase in Charge for interest rate from $510.20 to $1530 therefore an undocumented increase in Adjusted Origination charges from $1500.20 to $2520.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 07/14/2011; Adjusted Origination disclosed as ($30.39) increased at closing to $2520.00.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 07/14/2011 of ($1020.39) but final HUD discloses a charge of $1530.00.

										Rate/Term Refi	Investment Property	90.46	123.72	70.069
441	2	2	[2] Currently Delinquent Major [2] Credit Score < 550		2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented [2] GFE7 Reason(s) for any other revision(s) not documented [2] GFE8 Reason(s) for any other revision(s) not documented [2] GFE9 Reason(s) for any other revision(s) not documented [2] GFE10 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE and HUD charges not accurate. final GFE dated 12/23/2013 reflects an origination charge of $3,746.75, charge for interest rate of $677.54, credit report $0, tax service $0, flood cert $0, title services and lender's title insurance $0, government recording charges of $0, initial escrow deposit of $1,550.66 and daily interest of $55.06; however the GFE column of comparison reflects $3,730 for the origination charge and $0 for charge for interest rate, $20 for credit report, $85 for tax cert, $10 for flood cert, $1,065 for title services and lender's title insurance, $68 for government recording charges, $858.84 for initial escrow deposit, and $327.94 for daily interest charges.
GFE10 dated 12/10/2013 reflects an undocumented change in loan amount from $229,475 to $229,675. The Change of circumstance letter in file only reflects changes to box 2 credit for interest rate chosen.
GFE2 dated 06/11/2013 reflects an undocumented change in loan amount from $228,000 to $229,525.
GFE3 dated 10/04/2013 reflects an undocumented change in loan amount from $229,525 to $229,975. The Change of circumstance letter in file does not reflect any changes.
GFE5 dated 10/23/2013 reflects an undocumented change in loan amount from $229,975 to $231,075. The Change of circumstance letter in file does not reflect any changes.
GFE7 dated 11/04/2013 reflects an undocumented change in loan amount from $231,075 to $229,675. The Change of circumstance letter in file only reflects changes to box 2 credit for interest rate chosen.
GFE8 dated 11/18/2013 reflects an undocumented change in loan amount from $229,675 to $229,975. The Change of circumstance letter in file only reflects changes to box 2 credit for interest rate chosen.
GFE9 dated 12/10/2013 reflects an undocumented change in loan amount from $229,975 to $229,475. The Change of circumstance letter in file only reflects changes to box 2 credit for interest rate chosen.

										Rate/Term Refi	Owner Occ	87.63	87.63	42.39
442	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $182.12 which exceeds the $100 tolerance for a purchase transactions. TIL Itemization did not disclose a Closing fee in the amount of $150.00 or Courier fee in the amount of$75.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	85	85	48.78
4434	2	1			2	[2] State - Missing Insurance Disclsoure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] GFE2 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate [2] State - Missing Borrower's Choice of Attorney Disclosure
Comparison of GFE & HUD fees inaccurate; final GFE dated 05/28/2010 reflects Origination fee $1525, Credit for interest ($929) therfore Adjusted origination $596, Title service fee $731 and daily interest $614.56 however GFE column of comparison reflects Origination fee $1190, Credit for interest ($2185) therfore Adjusted origination ($995), Title service fee $1290 and daily interest $282.87.
GFE2 dated 05/28/2010 reflects an undocumented change in loan amount from $215,406 to $185,800.
Most recent GFE dated 05/28/2010 Summary of Loan Terms reflects a loan amount of $185,800 and a payment of $1,026 and the HUD summary of Loan Terms reflects a loan amount of $218,500 and a payment of $1,026.57.
Most recent GFE dated 05/28/2010 Trade-off Table reflects a loan amount of $185,800 and a payment of $1,026 and the HUD summary of Loan Terms reflects a loan amount of $218,500 and a payment of $1,026.57.

										Cashout Refi	Owner Occ	70.48	70.48	43.01
444	2	2	[2] Over Supply - Yes		2	[2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	94.5	94.5	20.21
445	3	3	[3] Other Guideline Issue [2] Comps Not w/in .5 Miles (XXX)	DU Findings are not valid. Loan was approved as a limited cash out, however transaction is cash out due to prior loan was a TX Equity loan. 2 family property was not eligible for TX cashout refi.	1					Cashout Refi	Owner Occ	53.95	53.95	39.48
4499	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Missing	Final TIL incomplete due to missing borrower signature.	TESTED		Cashout Refi	Owner Occ	75.79	75.79	18.053
450	2	1			2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Junior / Subordinate Lien Disclosure	Comparison of GFE & HUD fees inaccurate; final GFE dated 5/9/2013 reflects $653.36 daily interest and $5980.98 for initial escrow deposit however GFE column of comparison reflects $0 for daily interest and $0 for initial escrow deposit. GFE1 dated 04/23/2012 Important Dates Section, Other Settlement Charges Good Through Date is 05/02/2012 which is less than the 10 business days required.			Rate/Term Refi	Investment Property	62.3	62.3	21.8
4505	3	1			3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date		NO		Construction To Perm	Owner Occ	75	75	27.46
451	2	1			2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Most recent GFE dated 10/07/2013 Summary of Loan Terms reflects an interest rate of 4.125%, a payment of $3,198.69 and 9.125% for the maximum your interest rate can rise. The HUD summary of Loan Terms and the Note reflect an interest rate of 3.75%, a payment of $3,056.27 and 8.75% for the maximum your interest rate can rise.
Most recent GFE dated 10/07/2013 Trade-Off Table reflects an interest rate of 4.125%, a payment of $3,198.69 and 9.125% for the maximum your interest rate can rise. The HUD summary of Loan Terms and the Note reflect an interest rate of 3.75%, a payment of $3,056.27 and 8.75% for the maximum your interest rate can rise.

										Purchase	Owner Occ	79.95	79.95	41.56
452	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Complaints and Inquiries Notice	APR under disclosed by .1523 which exceeds the .125 tolerance. Finance charges under disclosed by $464.72 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose an appraisal fee in the amount of $325.00, a credit report fee of $65.00, a closing fee of $50.00 or a courier fee of $25.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	84.94	94.94	23.42
4523	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Finance charges are under-disclosed by $3731.70 which exceeds the $100 tolerance for purchase transactions Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	94.59	94.59	23.57
4527	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] Federal Higher-Priced Mortgage Loan [2] GFE3 Summary of Loan Terms Not Complete [2] GFE3 Trade-off Table Not Complete [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] HMDA-reportable rate spread (10/1/09 and later)
APR under disclosed by .2251 which exceeds the .125 tolerance.
Comparison of GFE & HUD fees inaccurate; Daily Interest from final GFE dated 11/20/2012 reflects $4.71, however GFE column of comparison reflects $103.62.
Federal Higher-Priced Mortgage Loan Federal Higher-Priced Mortgage Loan - audited APR (5.0091%) exceeds the HPML threshold of 4.9% (1.5% over applicable APOR, 3.4%).  Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
Finance charges under disclosed by $843.38 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
GFE2 dated 11/15/2011 reflects an undocumented change in loan amount from $54,800 to $42,750.
GFE3 dated 11/20/2011 reflects an undocumented change in loan amount from $42,750 to $39,900.
Most recent GFE dated 11/20/2012 Summary of Loan Terms reflects a loan amount of $39,900 for 30 years and a payment of $196.29 and the HUD summary of Loan Terms reflects a loan amount of $39,900 for 25 years and a payment of $216.16.
Most recent GFE dated 11/20/2012 Trade-off table reflects a loan amount of $39,900 for 30 years and a payment of $196.29 and the HUD summary of Loan Terms reflects a loan amount of $39,900 for 25 years and a payment of $216.16.

									Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. // APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	70	70	40.5
4561	3	3	[3] Appraisal Missing		2	[2] Initial GFE Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	75	75
4574	1	1			1					Cashout Refi	Owner Occ	90	100	22.79
4576	2	1			2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	90	90	40.73
459	2	2	[2] >6 Months Marketing - Yes [2] Declining Values/Market [2] Comps Not w/in 1 Mile (XXX)		1					Rate/Term Refi	Owner Occ	34.94	34.94	47
4643	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	44.8
4655	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	49.88
4685	1	1			1					Cashout Refi	Owner Occ	94.98	94.98	31.16
4717	2	1			2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	100	46.19
478	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; Intitial deposit to your escrow account from final GFE dated 09/25/2013 reflects $2,332.33 however, GFE column of comparison reflects $0.00 for initial escrow deposit.
GFE2 dated 09/14/2013 reflects an undocumented change in loan amount from $261,420 to $260,000. The RESPA Changed Circumstance Detail Form in file only reflects changes to the preliminary interest.
GFE3 dated 09/23/2013 reflects an undocumented change in loan amount from $260,000 to $261,000. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.
GFE4 dated 09/25/2013 reflects an undocumented change in loan amount from $261,000 to $263,100. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.

										Rate/Term Refi	Owner Occ	106.09	106.09	69
4783	3	3	[3] Credit Report Missing		3	[3] HUD-1 Incomplete [2] State - Missing Agency to Receive Borrower Complaints [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	HUD incomplete due missing exhibit detailing breakdown of additional disbursements on Line 1305.	TESTED		Cashout Refi	Owner Occ	95	95	51.52
4787	3	3	[3] Appraisal Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Security Protection Provision Statement [2] State - Missing Statute of Frauds Statement [2] State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice) [2] State - Missing Escrow Agent Notice [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $391.84 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.87	94.87
4858	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Anti-Coercion Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing	Late charge of 5% exceeds the maximum allowed of 4% per the state of North Carolina.			Cashout Refi	Owner Occ	80	100	53.12
486	3	2	[2] Declining Values/Market		3	[3] Increase in 10% tolerance fees exceeds 10% [3] GFE4 Reason(s) for settlement charge revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Escrow account information not correct [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate
Comparison of GFE & HUD fees inaccurate; Title services from final GFE dated 06/04/2013 reflects $6700 however GFE column of comparison reflects $4700 for title services. Owner's title insurance from final GFE dated 06/04/2013 reflect $0 however GFE column of comparison reflects $2000.  Title services from HUD reflects $3725.59 however HUD column of comparison reflects $4156.50.  Initial escrow deposit from final GFE dated 06/04/2013 reflects $4752.83 however GFE column of comparison reflects $0.  Daily interest from final GFE dated 06/04/2013 reflects $1126.54 however GFE column of comparison reflects $662.67 for daily interest.  Homeowner's insurance from final GFE dated 06/04/2013 reflects 821.04 however GFE column of comparison reflects $1200 for homeowner's insurance.
GFE4 dated 06/04/2013 reflects an undocumented increase in title services and lender's title insurance from $4700 to $6700.
GFE4 dated 06/04/2016 reflects an undocumented change in escrow account from no to yes.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $5355 and the total collected was $6499.59, resulting in an increase of $1144.59 or 21.37%.
Most recent GFE dated 06/04/2013 discloses an escrow account, however Final HUD holds no escrows.

										Purchase	Owner Occ	75	75	28.78
4861	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.91	78.91	43.48
489	2	1			2	[2] State - Missing Dual Status / Dual Capacity Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	80	80	39.48
490	2	1			2	[2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] State - Missing Statutory Authority Disclosure
GFE2 dated 08/30/2013 reflects an undocumented change in the loan amount from $102,500 to $103,000. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.
GFE3 dated 11/21/2013 reflects an undocumented change in the loan amount from $103,000 to $102,550. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.
GFE4 dated 11/21/2013 reflects an undocumented change in the loan amount from $102,550 to $100,800. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.

										Rate/Term Refi	Investment Property	166.5	209.45	34.9
4905	3	3	[3] Final Application Missing		3	[3] HUD-1 Incomplete	HUD-1 incomplete due to missing additional distribution exhibit.	TESTED		Cashout Refi	Owner Occ	90	90	54.8
491	2	1			2	[2] HMDA-reportable rate spread (10/1/09 and later)				Rate/Term Refi	Investment Property	117.87	117.87	144.23
4917	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	73.19	73.19	47.84
493	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE7 Reason(s) for any other revision(s) not documented	GFE2 dated 07/10/2013 reflects an undocumented change in loan amount from $266,000 to $257,000. GFE3 dated 10/08/2013 reflects an undocumented change in loan amount from $257,000 to $261,028 and an undocumented increase in interest rate from 3.75% to 4.00%. GFE7 dated 12/09/2013 reflects an undocumented change in loan amount from $261,028 to $258,580 and an undocumented increase in interest rate from 4.00% to 4.375%.			Rate/Term Refi	Owner Occ	105.5	115.02	57.04
494	2	2	[2] Comps Not w/in 6 Months		2	[2] GFE6 Reason(s) for any other revision(s) not documented [2] GFE7 Reason(s) for any other revision(s) not documented [2] GFE8 Reason(s) for any other revision(s) not documented [2] GFE9 Reason(s) for any other revision(s) not documented [2] GFE10 Reason(s) for any other revision(s) not documented [2] GFE11 Reason(s) for any other revision(s) not documented
GFE10 dated 11/5/13 reflects and undocumented decrease in loan amount from $218,265. to $218,240. COC in file only reflects changes to the origination fee and daily interest.
GFE11 dated 11/7/13 reflects an undocumented decrease in loan amount from $218,340. to $218,000. COC in file only reflects changes to the origination fee, title insurance and daily interest.
GFE6 dated 5/23/13 reflectrs an undocumented decrease in loan amount from $224,420. to $221,000. COC in file only reflects changes to origination fee, subordination fee and daily interest.
GFE7 dated 6/24/13 reflects an undocumented increase in loan amount from  $221,000. to $221,012 and an undocumented increase in interest rate from 4.125 to 4.25%. COC in file only reflects changes to origination fee and daily interest.
GFE8 dated 10/10/13 reflects an undocumented decrease in loan amount from $221,012. to $218,300.
GFE9 dated 10/25/13 reflects an undocumented decrease in loan amount from $218,300. to $218,265. COC in file only reflects changes to the origination fee and daily interest.

										Rate/Term Refi	Owner Occ	136.25	159.35	58
4950	2	2	[2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	125	54.33
4978	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Manufactured (XXX)		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	65.88	65.88	46.71
4986	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator's license number on the application				Cashout Refi	Owner Occ	100	100	39.78
4999	3	3	[3] Initial Application Unsigned		2	[2] State - Missing Commitment [2] State - Missing Insurance Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Lock-In Agreement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	95	40.071
5030	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; Homeowner's Insurance charges from final GFE dated 04/16/2010 reflects $0 however GFE column of comparison reflects $347; initial escrow desposit from final GFE reflects $ 345.87, GFE column of comparison reflects $303.67; daily interes from final GFE reflects $447.42, GFE column of comparison reflects $77.81.
Initial GFE dated 04/16/2010 is not within 3 days of application 04/09/2010. Loan is originated and closed by XXXX.
Initial TIL dated 04/16/2010 is not within 3 days of application 04/09/2010 or the credit report that is dated 04/09/2010. Loan is originated and closed by XXXX.

										Rate/Term Refi	Owner Occ	99.9	99.9	29.03
5031	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	74.03	74.03	35.53
5036	3	3	[3] Missing Initial Application		2	[2] State - Missing Consumer Finance Licensee Statement of Loan Disclosure [2] State - Missing Non-Refundable Fee Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note				Cashout Refi	Second Home	78.76	78.76
5039	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	82.57	82.57
516	2	2	[2] Comps Not w/in 6 Months [2] Comps Not w/in .5 Miles (XXX)		2	[2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; Origination charges from final GFE dated 05/17/2013 reflects $9995 however GFE column of comparison reflects $9895 for Origination charges therefore Adjusted origination charges on final GFE reflect ($311.40) however GFE column of comparison reflects ($411.39).			Rate/Term Refi	Second Home	52.53	52.53	36.97
518	2	1			2	[2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented [2] GFE7 Reason(s) for any other revision(s) not documented [2] GFE8 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; final GFE dated 11/19/2013 reflects $20 Credit Report fee, $10 Flood Cert and $1,639.45 Escrow deposit; however GFE column of comparison reflects $225 Credit Report fee, $20 Flood Cert and $0 Escrow deposit.
GFE3 dated 05/15/2013 reflects an undocumented change in loan amount from $144,876 to $146,350.
GFE4 dated 06/29/2013 reflects an undocumented change in loan amount from $146,350 to $147,350.
GFE5 dated 07/15/2013 reflects an undocumented change in loan amount from $147,350 to $147,850.
GFE7 dated 11/13/2013 reflects an undocumented change in loan amount from $147,850 to $146,700.
GFE8 dated 11/19/2013 reflects an undocumented change in loan amount from $146,700 to $144,350.

										Rate/Term Refi	Owner Occ	101.24	119.44	60.4
519	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented	GFE3 dated 07/10/2013 reflects an undocumented change in loan amount from $204,000 to $208,290. GFE4 dated 11/01/2013 reflects an undocumented change in loan amount from $208,290 to $207,793. GFE5 dated 11/15/2013 reflects an undocumented change in loan amount from $207,793 to $204,600.			Rate/Term Refi	Owner Occ	116.17	123.74	41
5225	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Rate Lock [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.3332 which exceeds the .125 tolerance. Finance charges under disclosed by $37,852.23 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.41	78.41	N/A
523	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE5 Reason(s) for any other revision(s) not documented [2] GFE4 Reason(s) for any other revision(s) not acceptable
GFE2 dated 09/18/2013 reflects an undocumented change in loan amount from $168,500 to $165,200. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE3 dated 10/03/2013 reflects an undocumented change in loan amount from $165,200 to $167,520. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE4 dated 10/04/2013 does not sufficiently identify the resaon for an increase in loan amount from $166,290 to $166,320. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE5 dated 10/15/2013 reflects an undocumented change in loan amount from $166,320 to $166,290. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.

										Rate/Term Refi	Owner Occ	21.09	23.62	46.02
5233	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.6355 which exceeds the .25 tolerance. Finance charges under disclosed by $46,754.61 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	93.11	93.11	N/A
529	2	2	[2] Subject Has Excess Land (XXX/XXX; > X Acres)		1					Rate/Term Refi	Owner Occ	89.33	89.33	19
530	3	1			3	[3] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; final GFE dated 11/25/2013 reflects $1493.22 for Initial escrow deposit and $554.16 for daily interest charges; however GFE column of comparison reflects reflects $1492.11 for Initial deposit for your escrow account and $171.98 for daily interest charges. Missing initial GFE due to Rate Lock dated 7/2/2013. This GFE was not enclosed in the loan file.			Rate/Term Refi	Owner Occ	102.24	102.24	34.7
5309	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)
APR under disclosed by 1.7343 which exceeds the .125 tolerance.
Evidence of credit life insurance with a monthly payment of $90.06 and annual premium of $1080.72. Insurance is/is not optional.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.
Finance charges under disclosed by $50,681.76 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

								TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95.6	95.6	N/A
532	2	2	[2] >6 Months Marketing - Yes [2] Past Bankruptcy [2] < 25% Build Up [2] Comps Not w/in 5 Miles (XXX)		2	[2] State - Missing Borrower Information Document [2] State - Missing Notice of Choice of Agent or Insurer				Rate/Term Refi	Owner Occ	103.1	103.1	19.01
5398	3	3	[3] Final Application Missing [3] Manufactured (XXX) [3] Missing Initial Application		3	[3] TIL Incomplete [3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of credit life insurance with a monthly payment of $72.57 and annual premium of $870. Insurance is optional. Evidence of credit disability insurance with a monthly payment of $52.70 and annual premium of $532.40. Insurance is optional. Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures. ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.	TESTED	ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	68.9	68.9	N/A
5434	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Mortgage Broker Dislcosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 2.1024 which exceeds the .125 tolerance. Evidence of credit unemployment with a monthly payment of $48.18 and annual premium of $578.16. Insurance is optional. Finance charges under disclosed by $75,628.63 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .40% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.38	105.38	N/A
544	2	1			2	[2] GFE5 Reason(s) for any other revision(s) not acceptable [2] GFE8 Reason(s) for any other revision(s) not acceptable [2] GFE9 Reason(s) for any other revision(s) not acceptable [2] GFE10 Reason(s) for any other revision(s) not acceptable [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; origination charges from final GFE dated 11/07/2013 reflects $0 however GFE column of comparison reflects $250 for origination.
GFE10 dated 10/31/13 does not sufficiently identify the reason for increase in loan amount from $177,040. to $177,100. COC in file reflects the loan amount changed however does not state the reason for the change.
GFE5 dated 10/8/13 does not sufficiently identify the reason for decrease in loan amount from $176,100. to $175,950.. COC in file reflects the loan amount changed however does not state the reason for the change.
GFE8 dated 10/29/13 does not sufficiently identify the reason for increase in loan amount from $175,950. to $177,145. COC in file reflects the loan amount changed however does not state the reason for the change.
GFE9 dated 10/29/13does not sufficiently identify the reason for decrease in loan amount from $177,145. to $177,040. COC in file reflects the loan amount changed however does not state the reason for the change.

										Rate/Term Refi	Owner Occ	160.5	160.5	77.43
549	3	1			3	[3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] GFE9 Reason(s) for interest rate-related revision(s) not documented [2] HMDA-reportable rate spread (10/1/09 and later) [2] Initial GFE Date not within 3 days of Initial Application Date	GFE9 dated 11/07/2013 reflects an undocumented increase in Origination charges from $1120 to $1160 therefore an undocumented increase in Adjusted Origination charges from ($141.09) to ($101.09). No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/28/2013; Adjusted Origination disclosed as ($141.09) increased at closing to ($101.10). No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 10/22/2013 disclosed Origination charges as $1,120 increased at closing to $1,160.			Rate/Term Refi	Investment Property	164.04	164.04	382.47
5513	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] Initial TIL Missing				Cashout Refi	Owner Occ	107.53	107.53	N/A
5529	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Final application incomplete due to missing page 3.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.8797 which exceeds the .125 tolerance. Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures. Finance charges under disclosed by $33,500.38 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .40% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.	TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.26	105.26	N/A
5549	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure [2] Missing WV Net Tangible Benefit Worksheet [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing
APR under disclosed by 1.6319 which exceeds the .125 tolerance.
Evidence of single credit disability insurance with a monthly payment of $32.51 and annual premium of $390.12. Insurance is optional.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charges, and total payment figures.
Finance charges under disclosed by $39,145.75 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
ROR executed by borrowers 7/21/2006 with expiration of rescission period noted as 7/25/2006. HUD reflects a funding date of 7/XX/2006, equal to the rescission period execution date.

								TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	99.18	99.18	N/A
5582	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.79	100.79	N/A
5682	3	3	[3] Final Application Missing [3] Credit Report Missing		3
[3]   State Grace Period Below Minimum
[3]   TIL Incomplete
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[3]   ROR Incorrect Form - Non Lender to Lender Not On H8/G8
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   Initial TIL Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure

APR under disclosed by 1.1589 which exceeds the .125 tolerance.
Final TIL is marked final and was signed by the borrowers; however, reflects estimated Finance Charge and Total Payment figures.
Finance charges under disclosed by $74,631.38 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .20% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Grace period of 10 days is below the minimum of 15 days per the state of Maryland.
ROR executed by borrowers 1/4/2007 with expiration of rescission period noted as 1/8/2007. HUD reflects no funding date which coincides with 1/XX/2007 funding date.
ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.

								TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

										Cashout Refi	Owner Occ	97.46	97.46	N/A
573	2	2	[2] >6 Months Marketing - Yes [2] Comps Not w/in 6 Months		2	[2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)	Most recent GFE dated 11/12/2013 Summary of Loan Terms reflects a loan amount of $965,750 and a payment of $$3878.95 and the HUD summary of Loan Terms reflects a loan amount of $966,020 and a payment of $3880.03. Most recent GFE dated 11/12/2013 Trade-Off Table reflects a loan amount of $965,750 and payment of $3,878.95 and the HUD reflects a loan amount of $966,020 and a payment of $3880.03.			Rate/Term Refi	Owner Occ	64.4	64.4	17.36
578	2	2	[2] >6 Months Marketing - Yes [2] Zoning Compliance "Legal" Not Checked [2] Comps Not w/in 6 Months [2] Comps Not w/in 1 Mile (XXX) [1] Flood Insurance Required on Appraisal - Yes		2	[2] GFE6 Reason(s) for any other revision(s) not documented [2] GFE8 Reason(s) for any other revision(s) not documented [2] GFE10 Reason(s) for any other revision(s) not documented [2] GFE12 Reason(s) for any other revision(s) not documented
GFE10 dated 10/17/2013 reflects an undocumented change in loan amount from $350,000.00 to $347,500.00. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.
GFE12 dated 10/21/2013 reflects an undocumented change in loan amount from $347,500.00 to $343,000.00. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.
GFE6 dated 09/13/2013 reflects an undocumented change in loan amount from $352,000.00 to $353,000.00. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.
GFE8 dated 09/13/2013 reflects an undocumented change in loan amount from $353,000.00 to $350,000.00. The RESPA Changed Circumstance Detail Form in file only reflects changes to the origination fee and preliminary interest.

										Cashout Refi	Owner Occ	52.77	52.77	44.98
5796	3	3	[3] Final Application Missing [3] Manufactured (XXX) [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure [2] Missing WV Net Tangible Benefit Worksheet [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $145.68 and annual premium of $1750.32. Insurance is optional.			Cashout Refi	Owner Occ	85.3	85.3	N/A
5798	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of credit disability insurance with a monthly payment of $95.36 and annual premium of $1144.32. Insurance is optional. ROR executed by borrowers 11/15/2007 with expiration of rescission period noted as 11/19/2007. HUD reflects a funding date of 11/XX/2007 equal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.4	105.4	N/A
5808	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $78.75 and annual premium of $945. Insurance is optional.			Cashout Refi	Owner Occ	79.81	79.81	N/A
5890	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.1555 which exceeds the .125 tolerance. Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures. Finance charges under disclosed by $10067.19 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.	TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100.69	100.69	N/A
5987	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
APR under disclosed by 1.1491 which exceeds the .125 tolerance.
Final TIL is executed by borrower at closing; however reflects estimated Finance Charge and Total Payment figures.
Finance charges under disclosed by $69,953.55 which exceeds the $35 tolerance for refinance transactions.  While the NOTE and amortization schedule acknowledge a discount to rate of .20% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
ROR executed by borrowers 10/26/2006 with expiration of rescission period noted as 10/30/2006. HUD does not reflect a funding date.

								TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	95.77	95.77	N/A
6018	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	59.52	59.52	N/A
602	3	3	[3] Note Incomplete	Note considered incomplete due to missing borrower signatures. Note was signed only as trustees of trust.	3	[3] Initial GFE Missing [2] Initial GFE Date not within 3 days of Initial Application Date [2] GFE1 Fees Not Disclosed Correctly	GFE1 Dated 11/14/2013 improper fee disclosure due to signing fee of $110 being disclosed in required services that we select instead of being disclosed under title services. Missing GFE due to re-disclosure changed circumstance letter dated 11/14/2012 indicating that a previous GFE is being changed. That GFE was not enclosed in the loan file.			Rate/Term Refi	Owner Occ	55.64	55.64	17.93
6044	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Manufactured (XXX) [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
APR under disclosed by 1.3038 which exceeds the .125 tolerance.
Evidence of credit life insurance with a monthly payment of $29.50 and annual premium of $354. Insurance is optional.  Evidence of credit disability insurance with a monthly payment of $18 and annual premium of $216. Insurance is optional.
Finance charges under disclosed by $13,041.91  which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

									APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.95	73.95	N/A
6143	3	3	[3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Incomplete final application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	125	N/A
619	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $ 650.91 which exceeds the $35.00 tolerance for Refinance transactions. TIL Itemization disclosed origination charges in the amount of $1827.28 and final HUD reflects $3169.28.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	16.15	16.15	37.06
6204	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Rate Lock [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $99.96 and annual premium of $1199.52. Insurance is optional			Cashout Refi	Owner Occ	98.12	98.12	N/A
6216	3	3	[3] Final Application Missing [3] Manufactured (XXX) [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.6684 which exceeds the .125 tolerance. Final TIL is executed by borrower at closing; however, reflects estimated Finance Charge and Total Payment figures. Finance charges under disclosed by $68421.77 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.	TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	93.98	93.98	N/A
6307	3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	P&I (1217.35) exceeds standard variance (0.05) with calculated P&I (1217.29) Current Variance: 0.06	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Collateral Protection Act Disclosure [2] Missing WV Net Tangible Benefit Worksheet [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	ROR executed by borrowers 10/04/2007 with expiration of rescission period noted as 10/09/2007. HUD reflects a funding date of 10/XX/2007, equal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100	N/A
6311	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing	Evidence of single credit life insurance with a monthly payment of $50.26 and annual premium of $603.12. Insurance is optional. Evidence of single credit disability insurance with a monthly payment of $25.17 and annual premium of $302.04. Insurance is optional.			Cashout Refi	Owner Occ	101.88	101.88	N/A
6321	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	71.62	71.62	N/A
639	2	2	[2] Comps Not w/in 6 Months [2] Comps Not w/in 1 Mile (XXX)		2	[2] State - Missing Application Disclosure [2] State - Missing Broker Agreement				Rate/Term Refi	Owner Occ	93.87	93.87	30
644	3	3	[3] Note Incomplete [3] APN Differences Between Title and Appraisal Documents [2] Comps Not w/in 1 Mile (XXX)	Note is considered incomplete due to non-standard adjustable rate period of 61 months. Title APN #XXXX. Appraisal APN# XXXX.	2	[2] State - Missing Notice of Residential Mortgage Loan Applicants [2] Missing ME Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	53.06	53.06	45
645	2	2	[2] Only Preliminary Title in File		2	[2] GFE3 Reason(s) for any other revision(s) not documented [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly [2] GFE3 Fees Not Disclosed Correctly
GFE1 dated 10/15/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in required services that we select section instead of being disclosed under title services.
GFE2 dated 10/17/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in required services that we select section instead of being disclosed under title services.
GFE3 dated 11/08/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in required services that we select section instead of being disclosed under title services.
GFE3 dated 11/08/2013 reflects an undocumented increase in interest rate from 3.875% to 4% and an undocumented change in the loan term from 10 year to 15 year.  Notice of Changed Circumstance in file only reflects changes to loan amount.

										Cashout Refi	Owner Occ	76.81	76.81	46.16
6488	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Evidence of credit life insurance with a monthly payment of $141.40 and annual premium of $1,696.80. Insurance is optional.			Cashout Refi	Investment Property	71.1	71.1	N/A
6512	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing
APR under disclosed by 1.4188 which exceeds the .125 tolerance.
Evidence of credit disability insurance with a monthly payment of $29.35 and annual premium of $352.22. Insurance is optional.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charges, and total payment figures.
Finance charges under disclosed by $17,357.50 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

								TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	99.67	99.67	N/A
6573	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.	TESTED		Cashout Refi	Owner Occ	105.34	105.34	N/A
6606	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial TIL Missing				Cashout Refi	Owner Occ	95.37	95.37	N/A
6646	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.66	84.66	N/A
6658	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .3576 which exceeds the .125 tolerance. Finance charges under disclosed by $44,592.45 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	99.03	99.03	N/A
666	2	2	[2] >6 Months Marketing - Yes [2] Comps Not w/in .5 Miles (XXX)		2	[2] GFE3 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Borrower's Choice of Attorney Disclosure	Comparison of GFE & HUD fees inaccurate; Final GFE dated 10/24/2013 reflects $2,069.49 for an Escrow Deposit and $61.88 for Daily Interest however GFE column of comparison reflects $2,071.89 for an Escrow Deposit and $123.76 for Daily Interest. GFE3 dated 10/10/2013 reflects an undocumented change in loan amount from $326,500 to $322,650.			Rate/Term Refi	Owner Occ	79.67	79.67	44.79
667	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $309.80 which exceeds the $35.00 tolerance for Refinance transactions. TIL Itemization did not disclose settlement fees: Appraisal Fee $350		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.99	89.99	18.69
6682	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
APR under disclosed by 1.3008 which exceeds the .125 tolerance.
Evidence of credit life insurance with a monthly payment of $97.92 and annual premium of $771.57. Insurance is optional.
Finance charges under disclosed by $22,360.99  which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

									APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.27	105.27	N/A
6701	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Original LTV > 125% [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Evidence of joint disability insurance with a single premium of $5,164.58. Insurance is optional. Evidence of single disability insurance with a single premium of $2,248.37. Insurance is optional.			Cashout Refi	Owner Occ	126.94	126.94	N/A
673	3	3	[3] Other Guideline Issue [2] Only Preliminary Title in File	Missing Loan Prospector approval as reflected on Lender's conditional approval.	3	[3] Initial GFE Missing [3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	59.54	59.54
674	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application	APR under disclosed by .3525 which exceeds the .125 tolerance. Finance charges under disclosed by $1,110.38 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a seller credit on line 204 for $2,000 which is not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.96	96.96	31
678	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Interim Interest Disclosure [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly	GFE1 dated 07/31/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under title services. GFE2 dated 08/15/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under title services.			Rate/Term Refi	Owner Occ	142.15	142.15	48
6788	3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	P&I (2783.92) exceeds standard variance (0.05) with calculated P&I (2783.72) Current Variance: 0.2.	3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL was signed by the borrower at closing however, reflects estimated finance charges, and total payment figures.	TESTED		Cashout Refi	Owner Occ	93.49	93.49	N/A
6796	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of credit life insurance with a monthly payment of $139.63 and annual premium of $1675.56. Insurance is optional. Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures. ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.	TESTED	ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	98.67	98.67	N/A
684	3	1			3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate [2] GFE1 Fees Not Disclosed Correctly
Comparison of GFE & HUD fees inaccurate; None of the fees from final GFE dated 05/28/2013 are reflected GFE column of comparison.
GFE1 dated 05/28/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under title services.
Most recent GFE dated 05/28/2013 Summary of Loan Terms reflects a loan amount of $237,000 and a payment of $1,694.27 and the HUD summary of Loan Terms reflects a loan amount of $234,800 and a payment of $1,678.54.
Most recent GFE dated 05/28/2013 Trade-Off Table reflects a loan amount of $237,000 and a payment of $1,694.27 and the HUD summary of Loan Terms reflects a loan amount of $234,800 and a payment of $1,678.54.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 05/28/2013; Adjusted Origination disclosed as $146.40 increased at closing to $756.06.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 06/24/2012 of ($1,848.60) but final HUD discloses a charge of ($1,238.94).

										Rate/Term Refi	Second Home	82.97	82.97	13.99
6955	3	3	[3] Appraisal Missing [3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	P&I (1660.35) exceeds standard variance (0.05) with calculated (1660.28) Current Variance: 0.07	2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	88.05	88.05	N/A
704	3	3	[3] XXXXX Conversion [2] Comps Not w/in 6 Months [2] Comps Not w/in 1 Mile (XXX)	Per appraisal subject property was originally an XXXX that was converted to XXXX in early 1980's.	2	[2] State - Missing Notice of Residential Mortgage Loan Applicants [2] Missing ME Net Tangible Benefit Worksheet [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly [2] State - Missing Notice to Cosigner [2] State - Missing Form REW-4 / Notice of State Tax Withholding	GFE1 dated 08/18/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under our origination charges. GFE2 dated 10/02/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under our origination charges.			Rate/Term Refi	Investment Property	58.62	58.62	34.63
7048	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	N/A
7062	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing the originating entity information.	2	[2] State - Missing Notice of Right to Select Attorney [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.79	78.79	N/A
7063	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing pages 1 and 2 of 4.	3	[3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Stated Income Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachusetts.			Cashout Refi	Investment Property	48	48	N/A
7116	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing the originating entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	N/A
715	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note		NO		Construction To Perm	Owner Occ	79.87	79.87
7151	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $274 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	N/A
7159	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Final application incomplete due to first page being illegible.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	114.56	N/A
716	2	1			2	[2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly [2] State - Missing Right to Choose Insurance Provider	GFE1 dated 9/24/2013 improper fee disclosure due to signing fee of $135 being disclosed in required services that we select section instead of being disclosed under title services. GFE2 dated 11/20/2013 improper fee disclosure due to signing fee of $135 being disclosed in required services that we select section instead of being disclosed under title services.			Rate/Term Refi	Owner Occ	62.55	74.92	46.76
7195	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	80	100	N/A
7232	2	2	[2] Only Preliminary Title in File		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 8/15/2013 is not within 3 days of application 8/9/2013. Initial TIL dated 8/15/2013 is not within 3 days of application 8/9/2013 or the credit report that is dated 11/20/2012. Loan is originated and closed by XXXX.			Rate/Term Refi	Owner Occ	72	80.13	42.75
7291	3	3	[3] Appraisal Missing [3] DU Section: Property and Appraisal; all requirements not met; Conventional File	Missing Exterior-Only (form 2075) property inspection as required by DU. Missing Exterior-Only (form 2075) property inspection as required by DU.	1					Rate/Term Refi	Owner Occ	79.43	79.43	34.696
7322	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $ 4919.61 which exceeds the $35.00 tolerance for Refinance transactions. The lowest Index available in our look-back period is 5.35%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	57.32
7332	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing				Cashout Refi	Owner Occ	85	85
7341	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing or Incomplete Variable Rate Disclosure	Finance charges under disclosed by $240.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	43.9
7342	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	47.643
7351	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Non Agency Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.18	94.18	38.81
7362	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is incomplete due to only appraisal photos being in file.	2	[2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	85	85	55.49
7380	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	68.36	68.36	42.1
7395	1	1			1					Cashout Refi	Owner Occ	75	100	51.27
741	1	1			1					Purchase	Owner Occ	96.96	96.96	30.8
7416	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Brokerage Disclosure Statement	Finance charges under disclosed by $2517.75 which exceeds the $35.00 tolerance for Refinance transactions. Closing instructions were not available for index used. The closest Index available in our look-back period is 5.2931%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	100	47.395
7427	1	1			1					Purchase	Owner Occ	80	80	41.48
7498	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Anti-Coercion Notice				Cashout Refi	Owner Occ
7513	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] ROR Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	74.93	74.93	29.92
759	3	3	[3] Application Incomplete	Final Application Incomplete due to missing pages 1-3 of 4.	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Owner Occ	95	95	25
7654	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Purchase	Owner Occ	80	80	50.76
7718	3	3	[3] Application Incomplete	Incomplete final application due to missing origination entity information.	1					Purchase	Owner Occ	85	85	32
774	3	3	[3] Credit Report Missing [3] Initial Application Incomplete	Initial application incomplete due to missing pages 1 and 2 of 3.	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note				Cashout Refi	Owner Occ	80	80	34.71
7740	2	1			2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95	54.28
7751	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97.75	97.75	27.01
7771	2	1			2	[2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				Rate/Term Refi	Owner Occ	84.3	84.3	34.11
7837	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	95	95
788	1	1			1					Cashout Refi	Owner Occ	57.5	57.5	46
789	2	2	[2] Only Preliminary Title in File		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] GFE1 Fees Not Disclosed Correctly	Comparison of GFE & HUD fees inaccurate; initial deposit for your escrow account charges from final GFE dated 10/11/2013 reflects $11,200.00 however, GFE column of comparison reflects $5238.62. GFE1 dated 10/25/2010 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under our title charges.			Rate/Term Refi	Owner Occ	55.18	63.82	35.79
7896	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Affidavit of Compliance / Smoke Alarm				Cashout Refi	Owner Occ	65.63	65.63	38.5
790	3	2	[2] Over Supply - Yes [2] Comps Not w/in 6 Months [2] Comps Not w/in .5 Miles (XXX)		3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] Increase in 10% tolerance fees exceeds 10% [3] GFE3 Reason(s) for interest rate-related revision(s) not acceptable [3] GFE3 Reason(s) for settlement charge revision(s) not acceptable [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly
GFE1 dated 07/19/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in Required services that we select section instead of being disclosed under Title services.
GFE2 dated 09/03/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in Required services that we select section instead of being disclosed under Title services.
GFE3 dated 11/22/2013 reflects an undocumented increase in Credit for interest rate from ($52.65) to a Charge for interest rate of $306.96; therefore, an undocumented increase in Adjusted Origination charges from $1,942.35 to $2,301.96. The Notice of Changed Circumstance letter in file only states that fees updated, does not specify which fees.
GFE3 dated 11/22/2013 reflects an undocumented increase in Required services that we select from $195.00 to $755.00; an increase in Title services and lender's title insurance from $335.00 to $789.00 and an increase in Government recording charges from $172.00 to $248.00. The Notice of Changed Circumstance letter in file only states fees updated, but does not specify which fees.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 09/03/2013 in the amount of $702.00, and the total collected was $1,739.73, resulting in an increase of $1,037.73, or 47.8%.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 09/03/2013; Adjusted Origination disclosed as $1,942.35 increased at closing to $2,301.96.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 09/03/2013 of ($52.65) but final HUD discloses a Charge of $306.96.

										Rate/Term Refi	Investment Property	85.57	85.57
7911	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	92.75	92.75
7913	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] Note Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.93	89.93
7930	2	1			2	[2] Initial GFE Missing				Rate/Term Refi	Owner Occ	80	80	41.85
7938	3	3	[3] Appraisal Missing [3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	No Net Tangible Benefit to the borrower, unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property AND current HUD.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95
7991	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	46.2
8007	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Loan Agreement Rider [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	94.96	94.96	40.84
812	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	97	97	35.84
824	2	1			2	[2] State - Missing Commitment Disclosure [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	96.24	96.24	38.14
8258	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Loan Origination and Compensation Agreement				Cashout Refi	Owner Occ	87.62	87.62	49.7412
8279	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	69.2	69.2	37.5
8305	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	33.3
8342	3	3	[3] Appraisal Missing		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement				Cashout Refi	Owner Occ	80	80	55
8383	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing

										Purchase	Owner Occ	90	90	36.7
840	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $44.28 which exceeds the $35 tolerance for refinances transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	67.5	67.5	16.64
8401	3	1			3	[3] TIL Missing		NO		Construction To Perm	Investment Property	74.67	74.67	40.47
8512	3	3	[3] Final Application Missing		3	[3] TIL Missing [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES		Rate/Term Refi	Owner Occ	87.1	87.1	34
8535	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing	Finance charges under disclosed by $3,326.47 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	55
8581	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] State - Missing Attorney/Insurance Preference Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not signed by the borrower. Finance charges under disclosed by $267.34 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.	NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	85	85	51.4
8602	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure	Finance charges under disclosed by $467.41 which exceeds the $100 tolerance for purchase transactions. There is a Seller credit on line 215 of HUD for $12,000 which is not itemized therefore excluded. There is a Lender credit on line 209 of HUD for $400 which is not itemized therefore excluded.	NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	49
8624	3	3	[3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD is Incomplete due to not being signed by the borrower or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	70	70	31.28
870	2	1			2	[2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Purchase	Owner Occ	97	97	37.68
893	3	1			3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	39.54
908	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Cashout Refi	Investment Property	75	75	26.8
9265	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction
[2]   State - Missing Disclosure Statement Required for Residential Construction Contract
[2]   State - Missing Complaints and Inquiries Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

								YES		Purchase	Owner Occ	100	100
9290	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Agent's Certification as to the Validity of Power of Attorney and Agent's Authority
[2]   State - Missing Alternative Financing Disclosure
[2]   State - Missing Broker Agreement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Application Disclosure / Choice of Agent and Insurer Notice
[2]   State - Missing Balloon Addendum to Note and/or Rider to Mortgage
[2]   State - Missing Form REW-4 / Notice of State Tax Withholding
[2]   State - Missing Notice of Borrower's Right to Select Title Attorney
[2]   Initial TIL Missing

										Cashout Refi	Owner Occ	90	90	53.39
9297	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Escrow Agent Notice				Rate/Term Refi	Investment Property	75	75	47.8
940	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice of Right to Select Attorney	APR under disclosed by .2254 which exceeds the .125 tolerance. Finance charges under disclosed by $419.95 which exceeds the $100 tolerance for purchases transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	30.34
960	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $226.67 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	33.7
966	3	1			3	[3] TIL Missing [2] State - Missing Notice of Right to Select Attorney		NO		Construction To Perm	Owner Occ	73.1	73.1	45.95
983	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1,336.46 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used. The lowest Index available in our look-back period is 1.43%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	81.93	81.93	45.1
997	1	1			1					Cashout Refi	Owner Occ	70	70	44.78

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by JCIII hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.